Schedule of Investments (unaudited) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 5.5%
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 4.53%, 07/15/27(a)(b)	USD	2,080	$1,620,701
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 5.05%, 10/13/30		720	529,973
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 4.80%, 07/28/28		1,000	760,093
Battalion CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.45%), 5.25%, 01/24/29(a)(b)		1,000	771,071
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 5.33%, 01/15/29(a)(b)		815	631,518
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 9.53%, 10/20/32(a)(b)		250	168,443
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.03%, 11/23/25(a)(b)		3,000	2,406,162
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 5.05%, 08/14/30(a)(b)		1,000	746,976
CarVal CLO II Ltd., Series 2019-1A(a)(b):
Class D, (3 mo. LIBOR US + 4.15%), 5.97%, 04/20/32		500	371,393
Class E, (3 mo. LIBOR US + 6.75%), 8.57%, 04/20/32		400	239,915
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 8.26%, 07/20/32(a)(b)		500	275,499
CarVal CLO Ltd., Series 2018-1A, Class E, 7.61%, 07/16/31(a)(c)		500	277,441
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 2.97%, 10/17/30		1,000	948,907
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 2.91%, 01/22/31		1,000	921,885
Series 2015-5A, Class A1R, (3 mo. LIBOR US + 0.86%), 2.65%, 10/25/27		1,000	939,901
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 1.10%, 01/25/37(b)		13	13,248

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(a)	USD	2,000	$1,855,476
Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 4.47%, 04/18/31(a)(b)		1,250	854,992
Dryden Senior Loan Fund, Series 2015-41A, Class AR, (3 mo. LIBOR US + 0.97%), 2.80%, 04/15/31(a)(b)		2,550	2,347,351
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 4.84%, 08/15/30(a)(b)		1,000	805,913
Eaton Vance Clo Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 3.07%, 01/20/30(a)(b)		1,000	915,803
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 8.83%, 10/15/32(a)(b)		1,500	956,096
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 4.09%, 11/15/26(a)(b)		805	584,550
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 5.42%, 07/18/29(a)(b)		1,000	750,492
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 5.42%, 10/20/26(a)(b)		3,750	3,000,221
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 8.22%, 01/20/29(a)(b)		250	173,744
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 3.99%, 01/27/26(a)(b)		1,800	1,495,029
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 1.79%, 08/23/27(b)		115	115,098
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 4.88%, 10/15/29(a)(b)		1,000	721,871
OCP CLO Ltd., Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 3.09%, 07/15/30(a)(b)		1,000	942,376
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.75%), 4.55%, 01/22/30(a)(b)		500	353,333
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 5.89%, 11/20/27(a)(b)		1,160	927,991
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 8.97%, 01/21/30(a)(b)		595	406,553

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 4.50%, 01/22/29(a)(b)	USD	1,500	$1,234,438
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 4.99%, 10/17/29(a)(b)		875	654,149
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 4.83%, 01/15/29(a)(b)		1,000	746,914
OZLM XXI, Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 4.49%, 01/20/31(a)(b)		1,000	690,586
Palmer Square CLO Ltd., Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 4.57%, 07/20/30(a)(b)		250	174,931
Palmer Square Loan Funding Ltd.(a)(b):
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 6.07%, 01/20/27		1,000	696,594
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 5.09%, 08/20/27		750	604,253
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 5.05%, 10/24/27		250	201,313
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 6.82%, 07/20/28(a)(b)		250	155,342
Rockford Tower CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 4.36%, 04/15/29(a)(b)		1,750	1,280,206
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)		500	506,543
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 5.66%, 01/23/29(a)(b)		1,550	1,221,414
Sterling Coofs Trust(a)(d):
Series 2004-1, Class A, 2.36%, 04/15/29		1,806	62,651
Series 2004-2, Class Note, 2.08%, 03/30/30		1,593	52,783
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32		278	261,080
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 5.64%, 07/17/28(a)(c)		635	500,844
TICP CLO VI Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 7.59%, 07/17/31(a)(b)		537	288,387
TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. LIBOR US + 5.50%), 7.32%, 04/20/31(a)(b)		250	144,395

Security		Par (000)	Value

Asset-Backed Securities (continued)
TRESTLES CLO II Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.44%, 07/25/29(a)(b)	USD	250	$189,686
Voya CLO Ltd.(a):
Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 5.37%, 07/20/30(b)		1,000	738,746
Series 2018-2A, Class A2, 3.08%, 07/15/31(c)		1,000	914,396
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 5.07%, 07/20/28(a)(b)		1,185	912,960
York CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.42%, 10/20/29		1,750	1,339,583
Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 4.15%, 04/20/32		1,500	1,500,000

Total Asset-Backed Securities — 5.5% (Cost — $53,687,007)			43,902,209

Corporate Bonds — 61.1%

Aerospace & Defense — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27(a)		95	92,427
Arconic, Inc., 5.13%, 10/01/24		680	671,500
Bombardier, Inc.(a):
8.75%, 12/01/21		369	306,731
5.75%, 03/15/22		62	46,965
6.00%, 10/15/22		6	4,500
6.13%, 01/15/23		204	143,820
7.50%, 12/01/24		82	55,350
7.50%, 03/15/25		134	95,743
7.88%, 04/15/27		806	537,884
Eaton Corp., 4.15%, 11/02/42		500	553,649
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(e)		260	166,642
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		371	339,465
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,694,195
Moog, Inc., 4.25%, 12/15/27(a)		195	175,988
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26		72	69,660
4.00%, 03/01/28		240	216,672
Sotheby’s, 7.38%, 10/15/27(a)		265	211,006
TransDigm UK Holdings PLC, 6.88%, 05/15/26		400	372,000
TransDigm, Inc., 6.25%, 03/15/26(a)		3,574	3,560,597
United Technologies Corp., 6.13%, 07/15/38		1,450	2,083,713

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Wolverine Escrow LLC(a):
8.50%, 11/15/24	USD	164	$130,788
9.00%, 11/15/26		280	227,500

			11,756,795

Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45		1,250	1,197,834
XPO Logistics, Inc., 6.75%, 08/15/24(a)		11	10,756

			1,208,590

Airlines — 1.5%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(a)		1,325	1,233,215
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24		2,223	2,258,888
Series 2015-2, Class A, 4.00%, 03/22/29		1,216	1,122,533
Series 2015-2, Class AA, 3.60%, 03/22/29		1,216	1,143,316
Series 2017-1, Class B, 4.95%, 08/15/26		1,428	1,234,957
Avianca Holdings SA, 9.00%, 05/10/23(a)		302	63,797
Gol Finance SA, 7.00%, 01/31/25(a)		200	85,000
Latam Finance Ltd., 6.88%, 04/11/24(a)		257	114,249
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27		2,911	2,910,263
Series 2014-2, Class B, 4.63%, 03/03/24		1,597	1,494,554

			11,660,772

Auto Components — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(a)		343	322,420
Aptiv PLC, 4.40%, 10/01/46		465	357,600
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)		176	140,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22		58	58,145
6.75%, 02/01/24		34	32,810
4.75%, 09/15/24		73	67,139
6.38%, 12/15/25		83	78,435
6.25%, 05/15/26		174	164,430
5.25%, 05/15/27		310	286,362
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26		817	772,065
8.50%, 05/15/27		1,081	943,064
Tesla, Inc., 5.30%, 08/15/25(a)		183	171,563

			3,394,833

Security		Par (000)	Value

Automobiles — 0.4%
Ford Motor Co., 4.75%, 01/15/43	USD	2,000	$1,135,000
General Motors Co., 6.25%, 10/02/43		2,506	1,978,989

			3,113,989

Banks — 1.9%
Al Ahli Bank of Kuwait KSCP, (5 year USD Swap + 4.17%), 7.25%(f)(g)		200	168,500
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	91,537
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(f)	USD	200	176,250
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(f)		281	257,817
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	171,000
Barclays PLC:
4.38%, 09/11/24		550	548,072
3.65%, 03/16/25		4,320	4,224,921
BBVA Bancomer SA, 6.75%, 09/30/22(a)		236	234,283
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(f)(g)		250	212,891
CIT Group, Inc., 5.00%, 08/01/23		237	228,020
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,514,111
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(f)(g)		250	211,094
HSBC Holdings PLC, 6.10%, 01/14/42		610	758,184
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	2,040,414
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,234,587
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(f)		500	515,651
Wells Fargo & Co., 3.90%, 05/01/45		2,250	2,451,275

			15,038,607

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		4,600	5,010,154
Central American Bottling Corp., 5.75%, 01/31/27(a)		222	189,481
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	23,575

			5,223,210

Biotechnology — 0.6%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,641,203

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	USD	500	$627,953
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,282,847

			4,552,003

Building Materials — 0.0%
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	105,051

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	USD	162	144,180
Beacon Roofing Supply, Inc.(a):
4.88%, 11/01/25		10	9,025
4.50%, 11/15/26		56	51,677
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		220	213,488
Jeld-Wen, Inc.(a):
4.63%, 12/15/25		93	81,840
4.88%, 12/15/27		21	18,532
Masonite International Corp.(a):
5.75%, 09/15/26		52	50,960
5.38%, 02/01/28		29	28,501
Standard Industries, Inc.(a):
5.50%, 02/15/23		5	4,825
5.38%, 11/15/24		183	176,595
6.00%, 10/15/25		207	203,440
5.00%, 02/15/27		48	43,680
4.75%, 01/15/28		54	49,731

			1,076,474

Capital Markets — 2.8%
CDP Financial, Inc., 5.60%, 11/25/39(a)		5,890	8,527,029
CFLD Cayman Investment Ltd., 6.90%, 01/13/23		200	163,834
Goldman Sachs Group, Inc.:
3.75%, 05/22/25		8,965	9,280,112
Series R, (5 year CMT + 3.22%), 4.95%(f)(g)		465	413,850
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		200	171,719
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	104,996
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	USD	266	244,720
Morgan Stanley:
4.00%, 07/23/25		905	953,921
3.13%, 07/27/26		2,000	2,050,934
Owl Rock Capital Corp., 5.25%, 04/15/24		56	54,318
Raymond James Financial, Inc., 4.95%, 07/15/46		400	460,154
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		90	88,912

			22,514,499

Security		Par (000)	Value

Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/46(a)	USD	360	$357,507
Ashland Services BV, 2.00%, 01/30/28	EUR	100	95,677
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(e)	USD	410	369,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)		1,112	1,024,430
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		311	298,560
Blue Cube Spinco LLC:
9.75%, 10/15/23		263	273,191
10.00%, 10/15/25		236	249,004
Chemours Co.:
6.63%, 05/15/23		198	168,300
5.38%, 05/15/27		88	67,307
Cydsa SAB de CV, 6.25%, 10/04/27(a)		319	231,325
Element Solutions, Inc., 5.88%, 12/01/25(a)		862	844,760
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	186,250
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		101	93,930
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	91,541
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	41	35,977
Orbia Advance Corp SAB de CV(a):
4.00%, 10/04/27		200	174,000
5.50%, 01/15/48		200	172,500
PQ Corp.(a):
6.75%, 11/15/22		200	201,008
5.75%, 12/15/25		309	278,100
Valvoline, Inc., 4.25%, 02/15/30(a)		178	166,857
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		482	194,487
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		141	138,843
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	181,500

			5,894,054

Commercial Services & Supplies — 0.9%
ADT Security Corp.:
6.25%, 10/15/21		86	84,065
3.50%, 07/15/22		33	32,175
4.13%, 06/15/23		18	17,595
4.88%, 07/15/32(a)		411	349,227

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a):
6.63%, 07/15/26	USD	1,277	$1,254,653
9.75%, 07/15/27		330	310,992
Aviation Capital Group LLC, 7.13%, 10/15/20(a)		1,800	1,779,919
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		441	432,180
Clean Harbors, Inc.(a):
4.88%, 07/15/27		146	142,919
5.13%, 07/15/29		109	101,370
Core & Main LP, 6.13%, 08/15/25(a)		691	642,630
Garda World Security Corp., 9.50%, 11/01/27(a)		92	82,239
GFL Environmental, Inc.(a):
5.13%, 12/15/26		292	284,700
8.50%, 05/01/27		140	140,658
Iron Mountain, Inc., 5.25%, 03/15/28(a)		77	76,061
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		97	92,635
Mobile Mini, Inc., 5.88%, 07/01/24		298	285,335
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		58	57,854
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)	USD	455	416,352
United Rentals North America, Inc.:
5.50%, 07/15/25		45	44,100
4.63%, 10/15/25		24	23,040
5.88%, 09/15/26		53	53,678
6.50%, 12/15/26		3	3,045
5.50%, 05/15/27		155	156,434
3.88%, 11/15/27		84	79,380
4.88%, 01/15/28		55	53,350
4.00%, 07/15/30		104	93,080
Vericast Corp., 8.38%, 08/15/22(a)		273	210,551

			7,391,978

Communications Equipment — 0.2%
CommScope, Inc.(a):
5.50%, 03/01/24		368	372,416
6.00%, 03/01/26		117	116,825
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		202	159,580
Nokia OYJ:
4.38%, 06/12/27		31	30,070
6.63%, 05/15/39		295	298,835
ViaSat, Inc., 5.63%, 04/15/27(a)		449	443,387

			1,421,113

Security		Par (000)	Value

Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	USD	304	$238,701
Delhi International Airport Ltd., 6.45%, 06/04/29		200	164,187
frontdoor, Inc., 6.75%, 08/15/26(a)		209	200,117
ITR Concession Co. LLC, 4.20%, 07/15/25(a)		4,000	4,236,655
SPIE SA, 2.63%, 06/18/26	EUR	100	98,323
SRS Distribution, Inc., 8.25%, 07/01/26(a)	USD	212	161,120

			5,099,103

Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc.(a):
5.88%, 05/15/26		217	206,692
4.00%, 01/15/28		248	225,680
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(a)(e)		372	340,380
HD Supply, Inc., 5.38%, 10/15/26(a)		1,233	1,198,624
Navistar International Corp., 6.63%, 11/01/25(a)		250	208,125
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		94	93,765
6.25%, 03/15/26		53	48,760
PulteGroup, Inc., 6.00%, 02/15/35		27	27,203
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		70	68,285
6.88%, 08/15/23		230	209,300

			2,626,814

Consumer Discretionary — 0.1%
Dun & Bradstreet Corp., 6.88%, 08/15/26(a)		568	590,720
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		45	41,737
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	101,467
Viking Cruises Ltd., 6.25%, 05/15/25(a)	USD	35	22,400

			756,324

Consumer Finance — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31		940	1,089,178
Capital One Financial Corp., 4.75%, 07/15/21		1,935	1,991,216
Corvias Campus Living USG LLC, 5.30%, 07/01/50(d)		5,673	6,172,869

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Credito Real SAB de CV SOFOM ER, 7.25%, 07/20/23	USD	200	$156,000
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(a)(e)		273	200,513
Muthoot Finance Ltd.:
6.13%, 10/31/22(a)		247	210,413
4.40%, 09/02/23		200	155,403
Navient Corp.:
5.00%, 10/26/20		180	177,300
7.25%, 09/25/23		46	44,623
6.13%, 03/25/24		67	61,975
5.88%, 10/25/24		91	83,720
5.00%, 03/15/27		173	148,728
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	109,187
4.50%, 05/15/26(a)		245	267,508
6.25%, 05/15/26(a)	USD	177	182,753
8.25%, 11/15/26(a)		544	573,920
Springleaf Finance Corp.:
6.13%, 05/15/22		50	50,515
6.88%, 03/15/25		94	94,669
7.13%, 03/15/26		326	322,740
6.63%, 01/15/28		141	133,245
5.38%, 11/15/29		117	107,055
Verscend Escrow Corp., 9.75%, 08/15/26(a)		1,191	1,188,761

			13,522,291

Containers & Packaging — 0.6%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(e)		501	430,309
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(a)		200	199,000
4.75%, 07/15/27	GBP	100	113,342
Berry Global, Inc., 4.88%, 07/15/26(a)	USD	122	123,220
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	170,937
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		298	293,530
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		357	365,818
Graphic Packaging International LLC, 3.50%, 03/15/28(a)		78	70,177
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		119	113,645
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		808	743,360
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23		147	145,530
7.00%, 07/15/24		170	172,762

Security		Par (000)	Value

Containers & Packaging (continued)
Silgan Holdings, Inc., 4.13%, 02/01/28(a)	USD	143	$131,918
Trivium Packaging Finance BV(a):
5.50%, 08/15/26		828	823,860
8.50%, 08/15/27		1,067	1,072,335

			4,969,743

Diversified Consumer Services — 0.2%
APX Group, Inc.:
7.88%, 12/01/22		80	75,227
8.50%, 11/01/24(a)		82	74,826
Ascend Learning LLC, 6.88%, 08/01/25(a)		613	594,610
Garda World Security Corp., 4.63%, 02/15/27(a)		180	161,100
Graham Holdings Co., 5.75%, 06/01/26(a)		108	105,840
Laureate Education, Inc., 8.25%, 05/01/25(a)		72	71,640
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
5.25%, 04/15/24		49	48,402
5.75%, 04/15/26		195	191,100
Service Corp. International, 5.13%, 06/01/29		36	36,720
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		142	140,225

			1,499,690

Diversified Financial Services — 4.0%
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		225	150,750
Altice France Holding SA:
8.00%, 05/15/27	EUR	100	123,324
8.00%, 05/15/27(h)		100	108,273
10.50%, 05/15/27(a)	USD	1,088	1,147,840
6.00%, 02/15/28(a)		257	226,078
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	106,821
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	200	73,850
Bank of America Corp.:
5.63%, 07/01/20		2,200	2,213,801
3.25%, 10/21/27		4,000	4,098,058
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		400	386,000
8.60%, 04/08/24		200	161,375
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(f)(g)		410	351,206
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		200	199,000
FMR LLC, 4.95%, 02/01/33		2,300	2,612,181

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Ford Motor Credit Co. LLC:
3.81%, 01/09/24	USD	200	$181,000
4.13%, 08/04/25		279	247,473
General Electric Co., 6.15%, 08/07/37		2,150	2,451,863
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	729,768
Gilex Holding Sarl, 8.50%, 05/02/23(a)		182	154,791
Greenko Dutch BV, 5.25%, 07/24/24		200	160,464
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	176,448
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	492,365
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		3,151	3,086,398
Intrum AB, 3.00%, 09/15/27	EUR	100	77,887
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(e)		100	91,680
Lloyds Banking Group PLC(5 year CMT + 4.82%), 6.75%(f)(g)	USD	595	489,387
Manappuram Finance Ltd., 5.90%, 01/13/23		200	144,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	208,081
Moody’s Corp., 4.50%, 09/01/22		1,800	1,845,131
Murphy Oil USA, Inc., 4.75%, 09/15/29		106	99,375
Northern Trust Corp., 3.95%, 10/30/25		8,000	8,182,625
Scenery Journey Ltd.:
11.00%, 11/06/20		200	190,625
11.50%, 10/24/22		219	163,411
13.00%, 11/06/22		200	154,841
Spectrum Brands, Inc., 5.00%, 10/01/29(a)		68	57,800
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	103,893
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	176,150
WMG Acquisition Corp., 5.50%, 04/15/26(a)		84	82,110

			31,706,123

Diversified Telecommunication Services — 3.6%
AT&T, Inc.:
6.10%, 07/15/40		830	1,045,914
6.38%, 03/01/41		520	653,527
5.15%, 03/15/42		2,400	2,759,045
4.75%, 05/15/46		2,710	2,997,044
Axtel SAB de CV, 6.38%, 11/14/24(a)		200	159,104
CenturyLink, Inc.:
5.13%, 12/15/26(a)		572	572,000
4.00%, 02/15/27(a)		313	303,610
Series P, 7.60%, 09/15/39		213	206,610
Series U, 7.65%, 03/15/42		274	265,780
Series W, 6.75%, 12/01/23		348	369,854
Series Y, 7.50%, 04/01/24		407	445,665

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)	USD	105	$105,656
Frontier Communications Corp., 8.00%, 04/01/27(a)		807	795,928
GCI LLC, 6.63%, 06/15/24(a)		93	92,070
Level 3 Financing, Inc.:
5.38%, 05/01/25		36	35,820
5.25%, 03/15/26		558	557,651
4.63%, 09/15/27(a)		33	32,799
OI SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(e)		220	150,150
Qwest Corp., 6.75%, 12/01/21		3	3,109
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	100	101,058
5.00%, 04/15/28		100	97,232
Telecom Argentina SA, 8.00%, 07/18/26(a)	USD	170	129,838
Telecom Italia Capital SA:
6.38%, 11/15/33		74	75,110
6.00%, 09/30/34		337	333,630
7.20%, 07/18/36		60	62,100
7.72%, 06/04/38		111	117,350
Telecom Italia SpA:
4.00%, 04/11/24	EUR	100	109,722
5.30%, 05/30/24(a)	USD	200	201,012
Telecom Italia SpA/Milano, 3.00%, 09/30/25	EUR	100	104,487
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)	USD	297	283,576
Verizon Communications, Inc.:
6.40%, 02/15/38		5,700	7,246,259
6.55%, 09/15/43		6,751	8,446,269

			28,858,979

Electric Utilities — 4.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.25%, 12/10/24		200	175,987
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	504,330
CMS Energy Corp., 5.05%, 03/15/22		1,832	1,891,705
Duke Energy Carolinas LLC:
6.10%, 06/01/37		640	854,674
6.00%, 01/15/38		1,675	2,292,694
4.25%, 12/15/41		750	849,665
Duke Energy Florida LLC:
6.35%, 09/15/37		2,775	3,826,584
6.40%, 06/15/38		770	1,119,972
E.ON International Finance BV, 6.65%, 04/30/38(a)		3,100	4,273,900
Electricite de France SA, 5.60%, 01/27/40(a)		2,800	3,420,856
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		201	168,777

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Energuate Trust, 5.88%, 05/03/27(a)	USD	201	$192,809
Inkia Energy Ltd., 5.88%, 11/09/27(a)		200	178,500
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		309	301,275
4.25%, 09/15/24		58	56,550
4.50%, 09/15/27		27	26,325
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	4,327,533
PacifiCorp, 6.25%, 10/15/37		1,225	1,590,120
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,063
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,455,739
Talen Energy Supply LLC:
6.50%, 06/01/25		30	19,419
10.50%, 01/15/26(a)		30	21,600
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,025,862

			32,733,939

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25		490	504,847
Corning, Inc., 4.38%, 11/15/57		2,000	2,064,655
Itron, Inc., 5.00%, 01/15/26(a)		18	17,100

			2,586,602

Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 7.50%, 12/02/22		200	135,334
Apergy Corp., 6.38%, 05/01/26		146	112,420
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		182	129,238
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,434,152
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		200	177,000
Halliburton Co., 5.00%, 11/15/45		500	386,195
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		250	248,170
Transocean, Inc., 8.00%, 02/01/27(a)		206	97,850
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		228	142,500
6.88%, 09/01/27		327	202,740

			3,065,599

Environmental, Maintenance, & Security Service — 0.1%
GFL Environmental, Inc., 7.00%, 06/01/26(a)		359	347,481
Tervita Corp., 7.63%, 12/01/21(a)		166	116,200
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		296	274,629

			738,310

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) — 1.8%
ERP Operating LP, 4.50%, 06/01/45	USD	1,155	$1,174,123
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		150	129,000
Fortune Star BVI Ltd.:
6.88%, 01/31/21		200	192,000
5.95%, 01/29/23		200	176,562
6.75%, 07/02/23		250	224,219
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		71	65,675
5.38%, 04/15/26		98	86,867
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	1,985,315
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		56	52,360
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		92	85,560
Iron Mountain, Inc.(a):
4.88%, 09/15/27		234	226,980
4.88%, 09/15/29		125	117,423
iStar, Inc., 5.25%, 09/15/22		17	15,683
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		250	211,000
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		24	20,880
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		895	859,200
4.50%, 09/01/26		277	229,910
5.75%, 02/01/27		16	13,920
4.50%, 01/15/28		247	209,950
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		30	29,175
5.00%, 10/15/27		598	580,060
4.63%, 08/01/29		375	348,750
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	104,014
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	USD	351	263,250
SBA Communications Corp.:
4.88%, 09/01/24		1,110	1,125,262
3.88%, 02/15/27(a)		486	487,215
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,649,941
Starwood Property Trust, Inc., 5.00%, 12/15/21		77	70,455
Trust F/1401, 6.95%, 01/30/44		476	447,440
Ventas Realty LP, 4.13%, 01/15/26		870	869,343

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties LP/VICI Note Co., Inc.(a):
3.50%, 02/15/25	USD	261	$243,382
4.25%, 12/01/26		800	734,000
3.75%, 02/15/27		277	261,072
4.63%, 12/01/29		320	291,962
4.13%, 08/15/30		724	677,845

			14,259,793

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC:
6.63%, 06/15/24		59	59,885
5.75%, 03/15/25		15	15,156
7.50%, 03/15/26(a)		65	70,057
4.63%, 01/15/27(a)		435	432,825
5.88%, 02/15/28(a)		180	183,204
4.88%, 02/15/30(a)		167	166,582
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	186,250
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	991,916

			2,105,875

Food Products — 0.8%
Aramark Services, Inc.:
5.00%, 04/01/25(a)		138	130,631
4.75%, 06/01/26		154	145,114
5.00%, 02/01/28(a)		343	319,203
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)		296	269,360
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		15	14,546
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		53	51,834
Grupo Bimbo SAB de CV(5 year CMT + 3.28%), 5.95%(a)(f)(g)		200	184,375
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		349	353,362
5.75%, 06/15/25		698	704,980
6.75%, 02/15/28		275	293,007
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29		349	374,372
5.50%, 01/15/30		241	248,832
Kraft Heinz Foods Co.:
5.00%, 07/15/35		85	84,508
6.88%, 01/26/39		160	183,012
4.63%, 10/01/39(a)		73	65,374
6.50%, 02/09/40		110	120,029
5.00%, 06/04/42		86	81,424
5.20%, 07/15/45		239	229,773

Security		Par (000)	Value

Food Products (continued)
4.38%, 06/01/46	USD	269	$242,320
4.88%, 10/01/49(a)		703	639,213
MARB BondCo PLC, 6.88%, 01/19/25(a)		200	178,938
MHP Lux SA, 6.25%, 09/19/29(a)		400	328,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		200	183,500
Post Holdings, Inc.(a):
5.00%, 08/15/26		3	3,087
5.75%, 03/01/27		268	274,622
4.63%, 04/15/30		335	320,762
Simmons Foods, Inc., 7.75%, 01/15/24(a)		157	157,000

			6,181,178

Health Care Equipment & Supplies — 0.4%
Avantor, Inc.(a):
6.00%, 10/01/24		1,077	1,128,373
9.00%, 10/01/25		621	653,727
Hologic, Inc., 4.63%, 02/01/28(a)		96	96,240
Immucor, Inc., 11.13%, 02/15/22(a)		60	54,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a):
6.63%, 05/15/22		298	281,610
7.25%, 02/01/28		791	680,181
Teleflex, Inc., 4.88%, 06/01/26		75	74,250

			2,968,381

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		45	42,891
Aetna, Inc., 4.50%, 05/15/42		575	598,215
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		218	188,647
Centene Corp.(a):
5.25%, 04/01/25		195	195,975
5.38%, 06/01/26		210	216,323
5.38%, 08/15/26		197	200,940
4.25%, 12/15/27		404	395,920
4.63%, 12/15/29		1,123	1,128,615
3.38%, 02/15/30		308	286,440
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		367	362,299
6.63%, 02/15/25		172	159,100
8.00%, 03/15/26		789	749,550
Encompass Health Corp., 5.75%, 11/01/24		15	15,071
HCA, Inc.:
5.38%, 02/01/25		554	566,465
5.88%, 02/15/26		3	3,158
5.38%, 09/01/26		281	289,430

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
5.63%, 09/01/28	USD	444	$464,735
5.88%, 02/01/29		256	270,720
3.50%, 09/01/30		995	902,675
5.50%, 06/15/47		850	923,659
LifePoint Health, Inc., 4.38%, 02/15/27(a)		65	61,230
MEDNAX, Inc., 5.25%, 12/01/23(a)		107	87,205
Molina Healthcare, Inc.:
5.38%, 11/15/22		104	101,400
4.88%, 06/15/25(a)		110	107,250
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		530	461,132
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	774,332
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(e)		265	205,505
Radiology Partners, Inc., 9.25%, 02/01/28(a)		88	76,186
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25		378	272,160
10.00%, 04/15/27		182	127,400
Tenet Healthcare Corp.:
8.13%, 04/01/22		715	681,037
4.63%, 07/15/24		727	694,285
4.63%, 09/01/24(a)		219	209,758
4.88%, 01/01/26(a)		863	822,007
6.25%, 02/01/27(a)		181	176,475
5.13%, 11/01/27(a)		582	554,355
Vizient, Inc., 6.25%, 05/15/27(a)		250	243,854

			13,616,399

Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		592	544,640
IQVIA, Inc.(a):
3.25%, 03/15/25	EUR	100	107,534
5.00%, 10/15/26	USD	280	285,600
5.00%, 05/15/27		468	478,530

			1,416,304

Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC/New Red Finance, Inc.(a):
5.00%, 10/15/25		788	752,532
3.88%, 01/15/28		271	257,450
4.38%, 01/15/28		312	288,257
Boyd Gaming Corp., 6.00%, 08/15/26		68	58,480
Boyne USA, Inc., 7.25%, 05/01/25(a)		109	104,095
Cedar Fair LP, 5.25%, 07/15/29(a)		104	87,880
Churchill Downs, Inc.(a):
5.50%, 04/01/27		495	466,622
4.75%, 01/15/28		350	304,500

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	$99,675
Eldorado Resorts, Inc., 6.00%, 09/15/26	USD	70	63,175
Golden Nugget, Inc., 6.75%, 10/15/24(a)		816	513,990
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		207	194,580
4.88%, 01/15/30		770	654,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		84	79,800
IRB Holding Corp., 6.75%, 02/15/26(a)		59	46,487
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26(a)		21	20,971
Las Vegas Sands Corp.:
2.90%, 06/25/25		35	31,730
3.50%, 08/18/26		31	28,355
3.90%, 08/08/29		20	17,237
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		16	14,080
5.88%, 11/01/24		109	93,195
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	223,852
MGM China Holdings Ltd., 5.88%, 05/15/26		250	208,047
MGM Resorts International:
7.75%, 03/15/22		305	302,109
6.00%, 03/15/23		253	244,145
Scientific Games International, Inc.:
5.00%, 10/15/25(a)		517	449,790
3.38%, 02/15/26	EUR	100	84,967
8.25%, 03/15/26(a)	USD	446	285,489
7.00%, 05/15/28(a)		149	91,635
7.25%, 11/15/29(a)		96	60,000
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		430	364,425
5.50%, 04/15/27		19	16,008
Studio City Finance Ltd., 7.25%, 02/11/24		250	217,937
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27	GBP	816	1,114,711
Series M, 7.40%, 03/28/24		3,000	4,139,984
Series N, 6.46%, 03/30/32		100	138,906
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	6	5,070
5.75%, 04/01/27		44	36,740
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		130	113,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		125	113,125

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.:
4.88%, 10/01/24	USD	200	$176,000
5.50%, 10/01/27		200	173,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		265	241,150
Yum! Brands, Inc.:
3.88%, 11/01/23		27	25,110
7.75%, 04/01/25(a)		225	236,250
4.75%, 01/15/30(a)		232	218,080
5.35%, 11/01/43		44	37,400

			13,494,621

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a):
6.25%, 09/15/27		107	92,812
4.88%, 02/15/30		232	176,250
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		215	203,242
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	159,130
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26		206	210,635
Lennar Corp.:
6.25%, 12/15/21		196	195,510
4.88%, 12/15/23		85	83,300
4.75%, 05/30/25		90	85,950
5.25%, 06/01/26		38	38,665
4.75%, 11/29/27		239	238,402
Mattamy Group Corp., 4.63%, 03/01/30(a)		159	136,740
MDC Holdings, Inc., 6.00%, 01/15/43		72	68,076
Meritage Homes Corp., 5.13%, 06/06/27		35	32,900
PulteGroup, Inc.:
5.00%, 01/15/27		16	15,965
7.88%, 06/15/32		14	15,400
6.38%, 05/15/33		216	218,311
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(a)		118	100,743
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	175,666
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		149	138,387
Tempur Sealy International, Inc., 5.50%, 06/15/26		67	58,635
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	144,750
TRI Pointe Group, Inc.:
4.88%, 07/01/21		73	67,806
5.25%, 06/01/27		28	24,912
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		200	186,062
6.80%, 02/27/24		200	174,200

			3,042,449

Security		Par (000)	Value

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)	USD	59	$56,640
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		29	29,290
7.75%, 01/15/27		166	171,594

			257,524

Independent Power and Renewable Electricity Producers — 0.5%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	169,016
Calpine Corp.:
5.50%, 02/01/24		39	37,050
5.75%, 01/15/25		293	271,025
5.25%, 06/01/26(a)		344	326,800
4.50%, 02/15/28(a)		367	355,715
5.13%, 03/15/28(a)		940	864,800
Clearway Energy Operating LLC:
5.75%, 10/15/25		101	99,990
4.75%, 03/15/28(a)		189	175,297
Genneia SA, 8.75%, 01/20/22(a)		370	207,662
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	161,271
NRG Energy, Inc.:
6.63%, 01/15/27		700	728,000
5.75%, 01/15/28		18	18,360
5.25%, 06/15/29(a)		397	408,910
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		65	64,513
5.00%, 01/31/28		228	238,898
4.75%, 01/15/30		227	220,190
Vistra Energy Corp., 5.88%, 06/01/23		7	6,983

			4,354,480

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		248	238,080
General Electric Co., 6.88%, 01/10/39		135	167,007
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		200	144,625
Smiths Group PLC, 3.63%, 10/12/22(a)		360	378,661

			928,373

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		47	45,780
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)		552	516,893

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	USD	1,495	$1,526,310
AmWINS Group, Inc., 7.75%, 07/01/26(a)		63	61,740
Aon PLC:
3.88%, 12/15/25		1,445	1,506,236
4.60%, 06/14/44		500	544,855
Asahi Mutual Life Insurance Co.(5 year USD Swap + 4.59%), 6.50%(f)(g)		333	316,357
Assicurazioni Generali SpA(3 mo. Euribor + 5.35%), 5.50%, 10/27/47(f)	EUR	100	119,682
AXA SA(3 mo. Euribor + 3.05%), 5.25%, 04/16/40(f)		500	550,844
Five Corners Funding Trust, 4.42%, 11/15/23(a)	USD	2,050	2,191,478
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		171	157,320
HUB International Ltd., 7.00%, 05/01/26(a)		834	825,660
Liberty Mutual Group, Inc., 6.50%, 05/01/42(a)		2,000	2,553,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(f)	EUR	400	461,550
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	357	349,075
9.13%, 07/15/26		48	43,440
6.00%, 01/15/27		257	218,450
Nationwide Building Society(5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(f)		720	694,331
Prudential Financial, Inc.:
5.90%, 03/17/36		500	551,611
5.70%, 12/14/36		1,625	1,895,384
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)		700	672,023

			15,802,161

Interactive Media & Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		144	145,325
Match Group, Inc.(a):
5.63%, 02/15/29		107	102,185
4.13%, 08/01/30		157	140,319
Netflix, Inc.:
4.88%, 04/15/28		31	31,930
5.88%, 11/15/28		455	486,167
5.38%, 11/15/29(a)		574	595,611
3.63%, 06/15/30	EUR	100	107,533
4.88%, 06/15/30(a)	USD	315	319,772
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		129	115,778

Security		Par (000)	Value

Interactive Media & Services (continued)
Twitter, Inc., 3.88%, 12/15/27(a)	USD	81	$77,912
Uber Technologies, Inc.(a):
7.50%, 11/01/23		154	149,774
8.00%, 11/01/26		74	73,445
7.50%, 09/15/27		100	98,720

			2,444,471

IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21		200	168,008
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)		1,019	896,720
Camelot Finance SA, 4.50%, 11/01/26(a)		416	403,520
Fair Isaac Corp., 4.00%, 06/15/28(a)		107	101,383
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,234,907
Gartner, Inc., 5.13%, 04/01/25(a)		129	126,097
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		272	250,240
Science Applications International Corp., 4.88%, 04/01/28(a)		173	166,080
WEX, Inc., 4.75%, 02/01/23(a)		105	100,800
Xerox Corp., 4.80%, 03/01/35		122	98,820

			3,546,575

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(a)		450	457,605
5.88%, 12/15/27(a)		199	204,532
6.20%, 10/01/40		16	13,240
5.45%, 11/01/41		74	58,460

			733,837

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,230,703

Machinery — 0.2%
Colfax Corp.(a):
6.00%, 02/15/24		203	195,895
6.38%, 02/15/26		201	197,985
Manitowoc Co., Inc., 9.00%, 04/01/26(a)		62	54,870
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		164	158,670
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	84,151
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	287	268,345
SPX FLOW, Inc.(a):
5.63%, 08/15/24		149	144,530
5.88%, 08/15/26		35	33,600
Terex Corp., 5.63%, 02/01/25(a)		214	201,182

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)	USD	492	$410,820
Wabash National Corp., 5.50%, 10/01/25(a)		176	139,920

			1,889,968

Media — 5.3%
Altice Financing SA:
7.50%, 05/15/26(a)		1,042	1,009,594
3.00%, 01/15/28	EUR	100	96,967
5.00%, 01/15/28(a)	USD	239	211,515
Altice France SA(a):
7.38%, 05/01/26		1,106	1,097,871
8.13%, 02/01/27		678	706,815
5.50%, 01/15/28		391	366,093
AMC Networks, Inc.:
5.00%, 04/01/24		2	1,920
4.75%, 08/01/25		135	131,288
Block Communications, Inc., 4.88%, 03/01/28(a)		87	80,910
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
5.13%, 05/01/27		665	666,729
5.88%, 05/01/27		18	18,540
5.00%, 02/01/28		189	189,472
5.38%, 06/01/29		604	620,670
4.75%, 03/01/30		152	151,240
4.50%, 08/15/30		919	900,620
4.50%, 05/01/32		864	842,573
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	4,989,489
Clear Channel Worldwide Holdings, Inc.(a):
9.25%, 02/15/24		455	390,162
5.13%, 08/15/27		1,139	1,077,779
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	3,069,142
Comcast Corp.:
6.45%, 03/15/37		790	1,130,621
4.60%, 08/15/45		2,000	2,545,824
4.70%, 10/15/48		3,000	3,886,501
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)		1,093	903,091
CSC Holdings LLC:
6.75%, 11/15/21		137	141,110
5.38%, 07/15/23(a)		340	339,997
5.25%, 06/01/24		240	240,598
6.63%, 10/15/25(a)		200	210,262
10.88%, 10/15/25(a)		654	707,137
5.50%, 05/15/26(a)		200	206,870
5.38%, 02/01/28(a)		200	204,000
5.75%, 01/15/30(a)		443	446,748

Security		Par (000)	Value

Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)	USD	406	$329,883
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,844,516
3.45%, 03/15/25		210	203,311
DISH DBS Corp.:
6.75%, 06/01/21		443	449,202
5.88%, 07/15/22		718	699,203
5.00%, 03/15/23		284	271,731
7.75%, 07/01/26		169	173,648
DISH Network Corp.(k):
2.38%, 03/15/24		38	30,699
3.38%, 08/15/26		259	206,693
Entercom Media Corp., 6.50%, 05/01/27(a)		173	150,078
Front Range BidCo, Inc.(a):
4.00%, 03/01/27		418	399,712
6.13%, 03/01/28		559	531,050
Gray Television, Inc., 5.13%, 10/15/24(a)		3	2,933
Hughes Satellite Systems Corp., 5.25%, 08/01/26		70	69,300
iHeartCommunications, Inc.:
6.38%, 05/01/26		91	86,457
5.25%, 08/15/27(a)		66	57,750
4.75%, 01/15/28(a)		50	45,000
Intelsat Jackson Holdings SA, 5.50%, 08/01/23		625	409,375
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	1,970,248
Lamar Media Corp., 4.00%, 02/15/30(a)		85	79,050
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		200	197,000
Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)		67	59,630
Meredith Corp., 6.88%, 02/01/26		40	35,092
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		108	104,567
Network i2i Ltd.(5 year CMT + 4.27%), 5.65%(f)(g)		250	198,437
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		104	100,360
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)		74	62,900
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	180,000
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		92	93,374
5.38%, 04/15/25		3	3,030
5.38%, 07/15/26		2	2,040
5.00%, 08/01/27		492	499,331
5.50%, 07/01/29		279	284,580

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	$783,699
TEGNA, Inc., 5.50%, 09/15/24(a)		45	42,750
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	186,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		398	336,310
Tower Bersama Infrastructure Tbk PT, 4.25%, 01/21/25		200	175,000
Univision Communications, Inc.(a):
5.13%, 05/15/23		169	149,565
5.13%, 02/15/25		52	44,330
ViacomCBS, Inc., 5.85%, 09/01/43		645	660,858
Videotron Ltd., 5.13%, 04/15/27(a)		227	227,000
Virgin Media Finance PLC, 5.75%, 01/15/25(a)		515	499,550
Virgin Media Secured Finance PLC:
4.88%, 01/15/27	GBP	100	114,584
5.50%, 05/15/29(a)	USD	200	199,280
Walt Disney Co., 7.63%, 11/30/28		385	505,068
Ziggo Bond Co. BV(a):
6.00%, 01/15/27		150	145,500
5.13%, 02/28/30		200	196,000
Ziggo BV(a):
5.50%, 01/15/27		282	282,000
4.88%, 01/15/30		200	194,787

			42,154,609

Metals & Mining — 1.0%
ABJA Investment Co. Pte Ltd.:
5.95%, 07/31/24		250	204,625
5.45%, 01/24/28		200	142,752
Allegheny Technologies, Inc., 5.88%, 12/01/27		123	102,398
Arconic Corp., 6.13%, 02/15/28(a)		151	154,397
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		231	210,210
Constellium SE(a):
5.75%, 05/15/24		832	742,643
6.63%, 03/01/25		264	237,600
5.88%, 02/15/26		519	451,530
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		55	53,144
3.88%, 03/15/23		924	873,180
4.25%, 03/01/30		264	229,680
5.40%, 11/14/34		245	226,625
5.45%, 03/15/43		1,235	1,105,325
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	187,812
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		164	152,979

Security		Par (000)	Value

Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)	USD	84	$78,120
JSW Steel Ltd., 5.95%, 04/18/24		200	149,875
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)		90	79,875
Nexa Resources SA, 5.38%, 05/04/27(a)		299	224,250
Novelis Corp.(a):
5.88%, 09/30/26		551	540,732
4.75%, 01/30/30		646	574,940
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	477,303
thyssenkrupp AG, 2.88%, 02/22/24	EUR	51	49,498
Vale Overseas Ltd., 6.25%, 08/10/26	USD	237	253,595
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		313	118,549

			7,621,637

Multi-Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		144	140,400

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	100	85,939
Future Retail Ltd.:
5.60%, 01/22/25	USD	200	100,250
5.60%, 01/22/25(a)		200	100,250

			286,439

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		62	58,900

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp., 3.25%, 04/15/22		7	5,256
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		346	202,410
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		150	84,750
Buckeye Partners LP:
4.13%, 03/01/25(a)		179	150,897
4.50%, 03/01/28(a)		247	202,540
5.85%, 11/15/43		84	56,255
5.60%, 10/15/44		106	66,780
Callon Petroleum Co.:
6.25%, 04/15/23		251	59,612
6.13%, 10/01/24		147	26,092
8.25%, 07/15/25		128	20,480
Series WI, 6.38%, 07/01/26		122	20,435
Cenovus Energy, Inc., 4.25%, 04/15/27		400	195,875
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		156	38,220
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		71	63,056

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP:
5.63%, 10/01/26	USD	72	$66,240
4.50%, 10/01/29(a)		342	297,540
Series WI, 5.25%, 10/01/25		33	30,360
Chesapeake Energy Corp., 11.50%, 01/01/25(a)		327	55,590
Cimarex Energy Co., 4.38%, 06/01/24		14	11,033
Citgo Holding, Inc., 9.25%, 08/01/24(a)		298	242,870
CNX Resources Corp., 5.88%, 04/15/22		531	485,865
Comstock Resources, Inc.:
7.50%, 05/15/25(a)		175	113,750
9.75%, 08/15/26		77	54,847
ConocoPhillips, 6.50%, 02/01/39		600	749,584
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	768,625
Continental Resources, Inc., 5.00%, 09/15/22		17	10,845
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		11	6,162
5.63%, 05/01/27(a)		238	130,831
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		697	362,440
CVR Energy, Inc.(a):
5.25%, 02/15/25		146	113,515
5.75%, 02/15/28		48	35,880
DCP Midstream Operating LP:
5.38%, 07/15/25		118	80,570
5.13%, 05/15/29		65	40,947
6.45%, 11/03/36(a)		148	70,996
6.75%, 09/15/37(a)		222	119,880
Denbury Resources, Inc., 9.00%, 05/15/21(a)		151	44,167
Devon Energy Corp., 5.85%, 12/15/25		1,000	790,309
Diamondback Energy, Inc., 3.50%, 12/01/29		32	21,757
eG Global Finance PLC:
6.75%, 02/07/25(a)		241	197,620
6.25%, 10/30/25	EUR	142	124,505
8.50%, 10/30/25(a)	USD	200	178,000
Enbridge, Inc.(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(f)		1,935	1,451,250
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		352	242,954
5.75%, 01/30/28		253	172,040
Energy Transfer Operating LP:
4.05%, 03/15/25		500	433,951
4.75%, 01/15/26		1,250	1,139,458
5.30%, 04/15/47		540	410,329
EnLink Midstream LLC, 5.38%, 06/01/29		50	26,000

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.40%, 04/01/24	USD	144	$72,677
4.15%, 06/01/25		10	4,847
4.85%, 07/15/26		20	9,834
5.60%, 04/01/44		122	41,175
5.05%, 04/01/45		19	6,929
EnQuest PLC, (7.00 Cash or 7.00% PIK), 7.00%, 10/15/23(a)(e)		7	1,680
EOG Resources, Inc., 5.10%, 01/15/36		200	187,833
EQT Corp.:
3.90%, 10/01/27		41	28,278
7.00%, 02/01/30		12	8,940
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		213	37,807
5.63%, 02/01/26		306	50,490
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		113	81,965
5.63%, 06/15/24		102	71,400
6.50%, 10/01/25		59	42,645
7.75%, 02/01/28		105	73,101
Geopark Ltd., 6.50%, 09/21/24		200	113,500
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	159,848
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)		390	249,600
Hess Corp., 4.30%, 04/01/27		1,100	796,632
Hess Midstream Operations LP, 5.63%, 02/15/26(a)		95	67,076
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	151,687
Impulsora Pipeline LLC, 6.05%, 12/31/42(d)		1,742	1,697,051
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		280	184,800
KeySpan Gas East Corp., 5.82%, 04/01/41(a)		1,010	1,220,933
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,785,789
5.05%, 02/15/46		1,750	1,699,430
Marathon Petroleum Corp., 6.50%, 03/01/41		2,049	1,899,879
Matador Resources Co., 5.88%, 09/15/26		232	67,976
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	145,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		250	147,812
MEG Energy Corp.(a):
7.00%, 03/31/24		29	13,376
6.50%, 01/15/25		387	244,777

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP(a):
6.38%, 05/01/24	USD	69	$61,897
4.25%, 12/01/27		250	201,937
Murphy Oil Corp.:
5.75%, 08/15/25		16	8,562
5.88%, 12/01/42		18	7,378
Nabors Industries Ltd.(a):
7.25%, 01/15/26		111	37,740
7.50%, 01/15/28		100	32,000
Nabors Industries, Inc., 4.63%, 09/15/21		13	8,190
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		138	137,381
NuStar Logistics LP, 6.00%, 06/01/26		99	73,260
Occidental Petroleum Corp.:
4.85%, 03/15/21		59	49,530
2.60%, 08/13/21		148	116,372
2.70%, 08/15/22		103	73,444
5.55%, 03/15/26		1,500	793,360
Series 1, 4.10%, 02/01/21		94	79,899
Pacific Drilling SA, 8.38%, 10/01/23(a)		202	54,540
Parsley Energy LLC/Parsley Finance Corp.(a):
5.38%, 01/15/25		53	40,941
5.25%, 08/15/25		40	30,400
5.63%, 10/15/27		195	137,475
4.13%, 02/15/28		192	130,560
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		39	26,142
PDC Energy, Inc.:
6.25%, 12/01/25		34	16,655
1.13%, 09/15/21(k)		132	107,666
6.13%, 09/15/24		109	58,179
5.75%, 05/15/26		79	44,240
Pertamina Persero PT, 4.30%, 05/20/23		237	235,963
Petrobras Global Finance BV:
5.30%, 01/27/25		178	169,434
8.75%, 05/23/26		222	239,649
6.00%, 01/27/28		239	231,471
7.25%, 03/17/44		220	220,692
Puma International Financing SA, 5.13%, 10/06/24(a)		200	71,000
QEP Resources, Inc.:
6.88%, 03/01/21		113	57,630
5.38%, 10/01/22		198	93,060
5.25%, 05/01/23		93	34,410
5.63%, 03/01/26		132	48,180
Range Resources Corp.:
5.88%, 07/01/22		30	21,600
5.00%, 08/15/22		130	97,461
5.00%, 03/15/23(m)		125	91,250
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,583,400
Saudi Arabian Oil Co., 3.50%, 04/16/29		200	196,500

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
6.13%, 11/15/22	USD	84	$35,543
5.00%, 01/15/24		285	94,050
5.63%, 06/01/25		35	9,538
6.75%, 09/15/26		54	16,200
6.63%, 01/15/27		31	9,023
Southwestern Energy Co., 4.10%, 03/15/22		138	103,500
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,025,370
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	259,339
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		85	73,100
Series WI, 4.88%, 01/15/23		127	121,285
Series WI, 5.50%, 02/15/26		21	18,171
Series WI, 5.88%, 03/15/28		4	3,320
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
5.50%, 09/15/24		238	130,900
5.50%, 01/15/28		38	19,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		95	80,978
5.88%, 04/15/26		184	152,720
5.38%, 02/01/27		2	1,646
6.50%, 07/15/27		195	166,237
5.00%, 01/15/28		133	107,207
6.88%, 01/15/29		511	411,355
5.50%, 03/01/30(a)		230	177,652
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	480,047
Viper Energy Partners LP, 5.38%, 11/01/27(a)		75	63,000
Western Midstream Operating LP, 5.38%, 06/01/21		1,425	1,138,646
Williams Cos., Inc.:
3.90%, 01/15/25		1,150	1,058,886
4.00%, 09/15/25		750	658,484
WPX Energy, Inc.:
8.25%, 08/01/23		43	31,605
5.25%, 09/15/24		75	45,750
5.75%, 06/01/26		16	9,120
5.25%, 10/15/27		81	44,550
4.50%, 01/15/30		301	163,443
YPF SA, 8.50%, 07/28/25		316	162,394

			34,360,402

Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	1,118,469
Norbord, Inc., 6.25%, 04/15/23(a)		111	107,115

			1,225,584

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 2.3%
AbbVie, Inc.:
3.60%, 05/14/25	USD	870	$912,986
3.20%, 05/14/26		500	497,061
4.45%, 05/14/46		2,095	2,223,486
Allergan Funding SCS:
3.80%, 03/15/25		3,250	3,327,493
4.55%, 03/15/35		2,140	2,353,708
Allergan Sales LLC, 5.00%, 12/15/21(a)		758	785,355
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)		745	778,525
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)		98	96,040
4.50%, 05/15/23	EUR	276	291,287
5.88%, 05/15/23(a)	USD	12	11,940
7.00%, 03/15/24(a)		232	236,348
6.13%, 04/15/25(a)		275	270,875
5.50%, 11/01/25(a)		76	76,783
9.00%, 12/15/25(a)		362	381,620
5.75%, 08/15/27(a)		248	255,341
7.00%, 01/15/28(a)		106	108,798
5.00%, 01/30/28(a)		149	141,058
7.25%, 05/30/29(a)		274	284,357
5.25%, 01/30/30(a)		94	88,883
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27(a)		200	194,000
2.38%, 03/01/28	EUR	100	100,364
Charles River Laboratories International, Inc.(a):
5.50%, 04/01/26	USD	154	158,620
4.25%, 05/01/28		170	163,863
CVS Health Corp.:
5.13%, 07/20/45		700	805,428
5.05%, 03/25/48		1,221	1,395,027
Elanco Animal Health, Inc., 5.65%, 08/28/28		123	129,685
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(a)		200	144,876
MEDNAX, Inc., 6.25%, 01/15/27(a)		198	158,895
Mylan NV, 3.95%, 06/15/26		750	740,129
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	100	101,742
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	520	517,400
Rossini Sarl, 6.75%, 10/30/25	EUR	112	123,514

			17,855,487

Producer Durables: Miscellaneous — 0.1%
Open Text Corp., 3.88%, 02/15/28(a)	USD	368	345,920
Open Text Holdings, Inc., 4.13%, 02/15/30(a)		280	263,270

			609,190

Security		Par (000)	Value

Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28(a)	USD	181	$168,131
Dun & Bradstreet Corp., 10.25%, 02/15/27(a)		314	332,840

			500,971

Real Estate — 0.6%
Central China Real Estate Ltd., 7.25%, 04/24/23		200	154,000
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	194,528
7.95%, 02/19/23		450	412,632
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	198,000
7.25%, 04/19/23		200	172,000
CIFI Holdings Group Co. Ltd., 6.55%, 03/28/24		200	185,022
Country Garden Holdings Co. Ltd.:
8.00%, 01/27/24		200	204,000
6.50%, 04/08/24		200	194,938
6.15%, 09/17/25		200	192,000
Easy Tactic Ltd., 9.13%, 07/28/22		200	181,748
Fantasia Holdings Group Co. Ltd., 12.25%, 10/18/22		200	165,250
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	186,272
Logan Property Holdings Co. Ltd.:
7.50%, 08/25/22		200	189,750
6.50%, 07/16/23		400	374,250
New Metro Global Ltd.:
6.50%, 04/23/21		200	191,500
6.80%, 08/05/23		200	172,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	179,654
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		200	196,500
10.50%, 03/01/22		200	189,750
8.95%, 01/22/23		200	184,950
Yuzhou Properties Co. Ltd., 8.63%, 01/23/22		200	189,882
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	183,750
8.70%, 08/03/22		200	161,334

			4,826,085

Real Estate Management & Development — 1.1%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	95,612

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Agile Group Holdings Ltd.:
(5 year CMT + 11.29%), 7.88%(f)(g)	USD	200	$159,518
6.70%, 03/07/22		450	431,694
Central China Real Estate Ltd., 6.88%, 08/08/22		200	163,500
China Evergrande Group:
8.25%, 03/23/22		200	161,575
9.50%, 04/11/22		200	162,250
11.50%, 01/22/23		450	363,082
12.00%, 01/22/24		250	187,031
China SCE Group Holdings Ltd., 7.38%, 04/09/24		200	175,375
CIFI Holdings Group Co. Ltd.:
7.63%, 02/28/23		400	384,274
6.45%, 11/07/24		200	181,454
Country Garden Holdings Co. Ltd., 5.13%, 01/14/27		200	185,250
Easy Tactic Ltd.:
8.75%, 01/10/21		200	193,000
8.13%, 02/27/23		200	173,000
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	181,000
11.75%, 04/17/22		200	172,100
Greenland Global Investment Ltd.:
7.25%, 03/12/22		200	186,868
6.75%, 06/25/22		200	188,187
5.60%, 11/13/22		200	172,500
Hopson Development Holdings Ltd., 7.50%, 06/27/22		200	183,494
Howard Hughes Corp., 5.38%, 03/15/25(a)		30	29,025
Kaisa Group Holdings Ltd.:
11.25%, 04/09/22		200	178,250
11.50%, 01/30/23		400	335,302
10.88%, 07/23/23		200	161,750
KWG Group Holdings Ltd.:
7.88%, 08/09/21		200	192,433
7.40%, 03/05/24		200	180,662
Logan Property Holdings Co. Ltd.:
6.90%, 06/09/24		200	186,385
5.75%, 01/14/25		200	175,000
Newmark Group, Inc., 6.13%, 11/15/23		64	65,103
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	168,430
RKPF Overseas A Ltd., Class A, 6.70%, 09/30/24		513	458,654
Shimao Property Holdings Ltd.:
6.13%, 02/21/24		200	198,875
5.60%, 07/15/26		200	192,625
Sunac China Holdings Ltd.:
7.88%, 02/15/22		200	191,750
7.25%, 06/14/22		200	187,887

Security		Par (000)	Value

Real Estate Management & Development (continued)
7.95%, 10/11/23	USD	200	$183,188
7.50%, 02/01/24		200	179,850
Times China Holdings Ltd., 6.75%, 07/16/23		513	462,822
Yango Justice International Ltd., 10.00%, 02/12/23		200	174,250
Yuzhou Properties Co. Ltd.:
8.50%, 02/04/23		200	183,814
8.50%, 02/26/24		200	177,625
8.38%, 10/30/24		200	173,313

			8,537,757

Road & Rail — 0.8%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	111,393
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	2,406,740
CSX Corp., 4.75%, 05/30/42		350	392,752
Herc Holdings, Inc., 5.50%, 07/15/27(a)		241	224,130
Lima Metro Line 2 Finance Ltd.(a):
5.88%, 07/05/34		2,722	2,857,716
4.35%, 04/05/36		200	190,000
United Rentals North America, Inc., 5.25%, 01/15/30		40	39,988

			6,222,719

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	54,060
Analog Devices, Inc., 3.90%, 12/15/25		470	490,377
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,722,800
Microchip Technology, Inc., 1.63%, 02/15/25(k)		53	76,817
ON Semiconductor Corp., 1.00%, 12/01/20(k)		168	166,888
Qorvo, Inc.:
5.50%, 07/15/26		204	213,231
4.38%, 10/15/29(a)		38	35,340
QUALCOMM, Inc., 4.65%, 05/20/35		250	315,902
Sensata Tech, Inc., 4.38%, 02/15/30(a)		128	115,200
Sensata Technologies BV, 5.00%, 10/01/25(a)		330	312,675

			4,503,290

Software — 2.0%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		433	428,670
CA, Inc., 3.60%, 08/15/22		705	660,955
Castle US Holding Corp., 9.50%, 02/15/28(a)		214	203,300
CDK Global, Inc.:
4.88%, 06/01/27		428	438,700
5.25%, 05/15/29(a)		44	44,880

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)	USD	779	$796,753
Infor US, Inc., 6.50%, 05/15/22		1,190	1,169,175
Microsoft Corp., 3.50%, 11/15/42		4,000	4,588,849
MSCI, Inc.(a):
4.00%, 11/15/29		51	50,662
3.63%, 09/01/30		61	57,874
Nuance Communications, Inc., 5.63%, 12/15/26		169	164,468
Oracle Corp., 5.38%, 07/15/40		3,025	4,040,516
PTC, Inc.:
6.00%, 05/15/24		125	128,628
3.63%, 02/15/25(a)		111	103,785
4.00%, 02/15/28(a)		126	120,998
RP Crown Parent LLC, 7.38%, 10/15/24(a)		461	439,241
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		1,120	1,097,600
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		265	265,000
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		809	843,148

			15,643,202

Specialty Retail — 0.6%
Asbury Automotive Group, Inc.(a):
4.50%, 03/01/28		60	51,000
4.75%, 03/01/30		58	49,300
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)		234	226,980
Group 1 Automotive, Inc.:
5.00%, 06/01/22		40	36,800
5.25%, 12/15/23(a)		13	13,341
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,252,127
IAA, Inc., 5.50%, 06/15/27(a)		173	167,378
L Brands, Inc.:
6.88%, 11/01/35		215	159,100
6.75%, 07/01/36		49	35,280
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,029,508
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	20,068
PetSmart, Inc.(a):
7.13%, 03/15/23		164	152,725
5.88%, 06/01/25		240	236,400
Staples, Inc., 7.50%, 04/15/26(a)		598	528,483

			4,958,490

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46		2,400	3,183,107

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	USD	1,500	$1,579,336
NCR Corp.(a):
5.75%, 09/01/27		125	113,750
6.13%, 09/01/29		148	138,217
Presidio Holdings, Inc.(a):
4.88%, 02/01/27		230	205,850
8.25%, 02/01/28		271	238,819
Western Digital Corp., 4.75%, 02/15/26		387	392,805

			5,851,884

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		57	55,148

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22		17	15,215
4.25%, 02/01/27		603	476,370

			491,585

Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		516	777,240
10.20%, 02/06/39		894	1,501,850
5.38%, 01/31/44		2,000	2,215,927
3.88%, 09/16/46		1,250	1,126,365
Reynolds American, Inc.:
4.45%, 06/12/25		635	638,792
7.00%, 08/04/41		1,000	1,081,398
5.85%, 08/15/45		1,500	1,611,225

			8,952,797

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		200	132,000
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(f)(g)	EUR	100	89,726
I 595 Express LLC, 3.31%, 12/31/31(d)	USD	798	846,062
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)		580	637,198

			1,704,986

Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		370	208,125
AES Panama SRL, 6.00%, 06/25/22(a)		228	214,320
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(a)		281	250,090
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		370	155,400

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities (continued)
Stoneway Capital Corp., 10.00%, 03/01/27(a)(i)(j)	USD	447	$63,865
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		56	57,680
5.63%, 02/15/27		184	189,750
5.00%, 07/31/27		107	108,605

			1,247,835

Wireless Telecommunication Services — 0.8%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		200	191,312
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	96,636
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)	USD	77	70,070
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,513,983
Sprint Capital Corp.:
6.88%, 11/15/28		567	647,627
8.75%, 03/15/32		146	193,085
Sprint Corp.:
7.88%, 09/15/23		252	276,590
7.13%, 06/15/24		307	336,979
7.63%, 02/15/25		197	217,685
7.63%, 03/01/26		397	449,325
T-Mobile USA, Inc.:
6.50%, 01/15/26		42	44,100
4.50%, 02/01/26		272	278,120
4.75%, 02/01/28		240	250,032

			6,565,544

Total Corporate Bonds — 61.1% (Cost — $488,763,401)			485,163,518

Security		Par (000)	Value

Floating Rate Loan Interests(b) — 2.0%

Auto Components — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(b)(d)	USD	174	$158,073

Banks — 0.0%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24(b)		107	91,519

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR US), 5.93%, 05/05/24(b)		73	60,401

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR US), 4.24%, 06/03/26		146	120,891

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(b)(d)		437	398,420
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR US), 6.70%, 08/27/26(b)(d)		256	214,800
Charter NEX US, Inc., Incremental Term Loan, (3 mo. LIBOR US), 4.49%, 05/16/24		132	113,870
Invictus US LLC, 2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(b)(d)		37	25,725
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24(b)		124	99,772

			852,587

Commercial Services & Supplies — 0.2%
Advanced Disposal Services, Inc., Term Loan B3,11/10/23(b)(n)		30	29,956
Asurion LLC,(b):
2017 2nd Lien Term Loan, (3 mo. LIBOR US), 7.49%, 08/04/25		261	237,836
2017 Term Loan B4, 08/04/22(n)		49	46,448
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR US), 5.24%, 12/12/25		49	39,591
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24(b)		219	162,142
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.99%, 05/30/25(b)		94	90,993

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(b)(d)	USD	34	$31,622
Tempo Acquisition LLC, Term Loan, 05/01/24(b)(n)		24	21,055
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(b)(d)		600	563,798

			1,223,441

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US), 6.06%, 06/21/24(b)		955	758,822

Containers & Packaging — 0.0%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR US), 5.08%, 04/03/24(b)		230	186,694

Diversified Consumer Services — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27(b)		42	38,640
Ascend Learning LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.00%, 07/12/24(b)		33	29,544
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR US), 6.50%, 01/15/27(b)		210	161,036

			229,220

Diversified Financial Services — 0.0%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR US), 5.99%, 07/31/26(b)		38	27,263
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 03/05/27(b)(d)(n)		54	45,767
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(b)(d)		49	46,795

			119,825

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 2020 Term Loan B, (1 mo. LIBOR US), 3.24%, 03/15/27(b)		343	317,917
Frontier Communications Corp., 2017 Term Loan B1, (3 mo. LIBOR US), 5.21%, 06/15/24(b)		445	421,252

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/09/27(b)(d)	USD	877	$824,380

			1,563,549

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(b)(d)		516	485,040

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (3 mo. LIBOR US), 4.50%, 10/10/23(b)		146	129,792

Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR US), 6.45%, 06/15/21		793	677,763
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25		89	75,669

			753,432

Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 2018 Term Loan, (3 mo. LIBOR US), 5.50%, 06/30/25(b)		201	176,239
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR US), 5.87%, 01/08/27(b)(d)		121	113,740
Envision Healthcare Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR US), 4.74%, 10/10/25(b)		594	299,966
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR US), 4.25%, 07/02/25(b)(d)		108	100,686
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 11/17/25(b)(n)		74	68,399

			759,030

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Services — 0.0%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR US), 4.49%, 07/24/26(b)(d)	USD	107	$97,135

Health Care Technology — 0.1%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR US), 5.28%, 02/11/26(b)(d)		395	367,445

Hotels, Restaurants & Leisure — 0.0%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25(b)		97	92,584

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR US), 2.99%, 08/12/26(b)(d)		27	25,510

Industrial Conglomerates — 0.1%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR US), 9.01%, 09/01/25(b)(d)		313	187,781
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21(b)		112	89,191
Vertiv Group Corp., Term Loan B, 03/02/27(b)(d)(n)		225	193,500

			470,472

Insurance — 0.1%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR US), 3.99%, 05/09/25(b)		125	113,578
Hub International Ltd., 2019 Incremental Term Loan B, (1 mo. LIBOR US), 5.69%, 04/25/25(b)		128	119,700
Sedgwick Claims Management Services, Inc.,(b):
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		143	128,092
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25		396	347,938

			709,308

Security		Par (000)	Value

IT Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 10/31/26(b)(d)	USD	106	$99,391
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(b)(d)		112	95,548

			194,939

Life Sciences Tools & Services — 0.0%
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26(b)		326	282,295

Machinery — 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27(b)		55	51,425
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.99%, 09/21/26(b)		132	108,628
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25(b)		732	596,735

			756,788

Media — 0.3%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26(b)		109	102,934
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR US), 4.49%, 08/21/26(b)(d)		458	384,597
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 12/11/26		192	150,331
Intelsat Jackson Holdings SA,(b):
2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		64	58,684
2017 Term Loan B4, (6 mo. LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24		198	181,067
2017 Term Loan B5, (Fixed + 6.63%), 6.63%, 01/02/24		1,070	987,532
Learfield Communications LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR US), 4.86%, 12/01/23(b)		47	30,732
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(b)(d)		102	90,195

			1,986,072

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil & Gas Equipment & Services — 0.0%
McDermott Technology Americas, Inc.,(b):
2020 DIP New Money Term Loan, (3 mo. LIBOR + 9.00%), 10.81%, 10/21/20	USD	85	$76,811
2020 SP DIP Roll Up Term Loan, (3 mo. LIBOR + 9.00%), 10.65%, 10/22/20		163	147,416

			224,227

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21(b)		312	14,686
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR US), 9.00%, 06/24/24(b)		823	316,855
CITGO Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR US), 8.00%, 08/01/23(b)		158	127,619
CONSOL Energy, Inc., 1st Lien Term Loan B, (3 mo. LIBOR US), 5.49%, 09/27/24(b)		85	55,551

			514,711

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 5.25%, 04/29/24(b)		289	257,720
Jaguar Holding Co. II, 2018 Term Loan, (3 mo. LIBOR US), 3.50%, 08/18/22(b)		161	153,184

			410,904

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR US), 4.96%, 02/06/26(b)		268	240,195

Software — 0.2%
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(b)(n)		105	86,651
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR US), 5.20%, 01/29/27(b)		137	108,659
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, 04/29/24(b)(n)		30	27,397

Security		Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR US), 4.24%, 10/01/25(b)	USD	128	$122,241
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR US), 3.75%, 02/01/22(b)		79	75,316
Informatica LLC,(b):
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25(d)		278	244,640
2020 USD Term Loan B, (1 mo. LIBOR US), 4.24%, 02/25/27		131	112,879
Kronos, Inc.,(b):
2017 Term Loan B, 11/01/23(n)		41	37,121
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24		353	322,890
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24(b)		89	73,364
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25(b)		10	7,944
RP Crown Parent LLC, 2016 Term Loan B, 10/12/23(b)(d)(n)		26	24,911
Solera LLC, Term Loan B, 03/03/23(b)(n)		88	81,847
Tibco Software Inc.,(b)(d):
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 03/03/28		121	112,530
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26		311	292,501
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/04/26(b)		148	137,394

			1,868,285

Specialty Retail — 0.0%
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22(b)		280	268,065

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 09/09/21(b)(d)		91	86,938

Total Floating Rate Loan Interests — 2.0% (Cost — $18,986,319)			16,088,189

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations — 2.8%

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25	USD	200	$196,750

Colombia — 0.2%
Colombia Government International Bond:
8.13%, 05/21/24		290	332,594
4.50%, 01/28/26		600	609,562
3.88%, 04/25/27		268	263,896

			1,206,052

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 01/27/25		379	362,892

Egypt — 0.2%
Egypt Government Bond:
16.00%, 06/11/22	EGP	6,171	397,099
14.30%, 09/03/22		6,430	401,240
Egypt Government International Bond:
5.75%, 04/29/20	USD	626	624,044
5.58%, 02/21/23(a)		200	185,125
8.50%, 01/31/47(a)		400	325,000

			1,932,508

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,930,548

Indonesia — 0.2%
Indonesia Government International Bond:
4.75%, 01/08/26		380	402,325
4.10%, 04/24/28		600	612,562
Indonesia Treasury Bond:
8.38%, 09/15/26	IDR	364,000	22,864
6.13%, 05/15/28		3,479,000	189,735

			1,227,486

Security		Par (000)	Value

Italy — 0.4%
Italian Government International Bond, 5.38%, 06/15/33	USD	2,925	$3,428,023

Mexico — 0.0%
Mexico Government International Bond, 4.15%, 03/28/27		260	264,712

Mongolia — 0.0%
Mongolia Government International Bond, 8.75%, 03/09/24		250	235,755

Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/21/25		344	264,880

Pakistan — 0.0%
Pakistan Government International Bond, 6.88%, 12/05/27		200	165,245
Third Pakistan International Sukuk Co. Ltd., 5.63%, 12/05/22		200	186,700

			351,945

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		200	187,313

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,970	4,447,440

Qatar — 0.2%
Qatar Government International Bond:
4.50%, 04/23/28		660	729,300
4.00%, 03/14/29(a)		440	470,800

			1,200,100

Russia — 0.1%
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		600	638,100
4.25%, 06/23/27		400	419,000

			1,057,100

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30		678	728,850

Sri Lanka — 0.1%
Sri Lanka Government International Bond:
6.85%, 03/14/24		200	118,396
6.35%, 06/28/24		400	235,427
7.85%, 03/14/29		200	108,212
7.55%, 03/28/30		200	110,250

			572,285

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Turkey — 0.0%
Turkey Government International Bond, 6.25%, 09/26/22	USD	200	$194,875

Ukraine — 0.1%
Ukraine Government International Bond:
7.75%, 09/01/23		100	93,500
7.75%, 09/01/25		385	347,944
9.75%, 11/01/28		200	194,812

			636,256

Total Foreign Agency Obligations — 2.8% (Cost — $22,764,146)			22,425,770

Municipal Bonds — 3.2%

California — 0.9%
State of California, GO, Build America Bonds:
7.55%, 04/01/39		280	458,085
Various Purpose, 7.63%, 03/01/40		1,720	2,787,071
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40		1,900	2,625,059
University of California, RB, Build America Bonds, 5.95%, 05/15/45		885	1,148,544

			7,018,759

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 7.06%, 04/01/57		1,970	2,464,667

Illinois — 0.3%
State of Illinois, GO, Pension, 5.10%, 06/01/33(m)		2,000	1,990,860

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 01/15/40		2,535	3,557,543

New York — 1.3%
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		1,295	1,843,277
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,969,171

Security		Par (000)	Value

New York (continued)
City of New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE, 5.50%, 12/15/20(o)	USD	930	$960,086
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40		1,900	2,568,344
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,024,117
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(o)		510	526,386
5.38%, 06/15/43		260	267,119
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 03/15/39		1,100	1,291,818

			10,450,318

Total Municipal Bonds — 3.2% (Cost — $20,388,581)			25,482,147

Non-Agency Mortgage-Backed Securities — 4.2%

Collateralized Mortgage Obligations — 0.3%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		414	342,090
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		757	690,231
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.96%, 03/20/47(b)		639	462,136
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 4.29%, 06/19/35(c)		234	202,331
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		26	58,841
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		130	104,161
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		56	34,300
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.98%, 05/25/36(c)		337	276,568
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.74%, 05/25/47(b)		142	116,696

			2,287,354

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 3.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(c)	USD	4,170	$4,273,089
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.21%, 09/10/46(c)		7,183	7,387,098
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,004	1,028,539
Commercial Mortgage Trust(c):
Series 2013-CR11, Class B, 5.12%, 08/10/50		7,000	7,049,025
Series 2015-CR22, Class C, 4.11%, 03/10/48		5,000	4,329,155
Series 2015-LC19, Class C, 4.24%, 02/10/48		3,500	2,996,230
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.27%, 04/15/50(c)		1,000	854,324
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(c)		3,200	3,156,233

			31,073,693

Total Non-Agency Mortgage-Backed Securities — 4.2% (Cost — $34,741,581)			33,361,047

Preferred Securities — 9.3%

Capital Trusts — 8.7%

Banks — 2.2%
Banco Bilbao Vizcaya Argentaria SA, 6.13%(f)(g)		2,200	1,617,000
Bank of East Asia Ltd., 5.88%(f)(g)		500	496,665
Bankia SA, 6.38%(f)(g)	EUR	200	172,016
BNP Paribas SA, 7.20%(a)(f)(g)	USD	2,000	1,980,000
Burgan Bank SAK, 5.75%(f)(g)		250	220,313
Capital One Financial Corp., Series E, 5.55%(f)(g)		3,500	3,010,000
CIT Group, Inc., Series A, 5.80%(f)(g)		163	141,810
Credit Agricole SA, 7.88%(a)(f)(g)		1,000	965,000
Nanyang Commercial Bank Ltd., 5.00%(f)(g)		200	181,605
Nordea Bank AB, 6.13%(a)(f)(g)		2,960	2,632,920

Security		Par (000)	Value

Banks (continued)
TMB Bank PCL, 4.90%(f)(g)	USD	250	$212,500
Wells Fargo & Co.,(f)(g):
Series Q, 5.85%		75	1,826,250
Series S, 5.90%		3,390	3,322,200
Series U, 5.88%		645	654,675

			17,432,954

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(f)(g)	EUR	100	95,036

Capital Markets — 0.3%
China Cinda Asset Management Co. Ltd., 4.45%(f)(g)		200	196,875
Morgan Stanley, Series H, 5.44%(f)(g)	USD	2,627	2,213,248

			2,410,123

Diversified Financial Services — 3.6%
Bank of America Corp.,(f)(g):
Series AA, 6.10%		409	413,090
Series DD, 6.30%		45	47,250
Series FF, 5.88%		3,500	3,546,690
Series X, 6.25%		4,620	4,689,300
Series Z, 6.50%		87	91,785
Bank of New York Mellon Corp.,(f)(g):
Series D, 4.50%		2,000	1,680,000
Series E, 4.95%		2,000	1,740,000
BNP Paribas SA, 4.50%(a)(f)(g)		200	154,000
Credit Suisse Group AG, 6.38%(a)(f)(g)		300	263,310
HBOS Capital Funding LP, 6.85%(g)		100	94,150
HSBC Holdings PLC(f)(g):
6.00%		435	412,162
6.50%		1,090	1,019,150
JPMorgan Chase & Co.,(f)(g):
Series 1, 5.24%		3,462	3,090,735
Series FF, 5.00%		820	770,177
Series HH, 4.60%		372	325,574
Series Q, 5.15%		3,000	2,850,000
Series R, 6.00%		70	69,300
Series S, 6.75%		90	94,050
Series U, 6.13%		500	475,000
Series V, 4.75%		6,430	5,581,240
Royal Bank of Scotland Group PLC, 8.63%(f)(g)		200	195,000
Societe Generale SA, 7.88%(a)(f)(g)		1,000	903,130
Woori Bank, 4.25%(f)(g)		250	235,168

			28,740,261

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(f)(g)	EUR	100	112,803

Electric Utilities — 0.9%
Electricite de France SA, 5.25%(a)(f)(g)		4,200	4,053,000
NextEra Energy Capital Holdings, Inc., 5.65%,5/01/2079(f)		2,750	2,528,892
RWE AG, 2.75%,(f)(g)		10	10,761

			6,592,653

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 1.7%
Achmea BV, 4.63%(f)(g)	EUR	200	$181,356
Allstate Corp.(f):
6.50%, 05/15/67	USD	4,100	4,428,000
Series B, 5.75%, 08/15/53		2,000	1,780,000
Heungkuk Life Insurance Co. Ltd., 4.48%(f)(g)		200	191,313
MetLife, Inc., 6.40%, 12/15/2066		2,554	2,665,364
Voya Financial, Inc., 5.65%, 5/15/2053(f)		4,500	4,072,500

			13,318,533

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 3.38%(f)(g)	EUR	100	105,909

Utilities — 0.0%
Electricite de France SA, 4.00%(f)(g)		100	107,143

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%,1/03/2079(c)		100	106,016

Total Capital Trusts — 8.7%			69,021,431

		Shares

Preferred Stocks — 0.5%

Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(g)		92,000	2,235,600
Morgan Stanley, Series K, 5.85%(f)(g)		66,567	1,638,880

			3,874,480

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(c)(g)		10,000	63,300

Total Preferred Stocks — 0.5%			3,937,780

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 8.14%, 10/30/40(f)		29,583	757,325

Total Trust Preferreds — 0.1%			757,325

Total Preferred Securities — 9.3% (Cost — $79,535,457)			73,716,536

Security		Par (000)		Value

U.S. Government Sponsored Agency Securities — 20.0%

Agency Obligations — 1.8%
Fannie Mae, 5.63%, 07/15/37(m)	USD	1,600		$2,518,970
Federal Home Loan Bank(m) 5.25%, 12/09/22		1,375		1,547,916
5.37%, 09/09/24		4,025		4,898,974
Residual Funding Corp., 0.00%, 04/15/30(l)		6,055		5,192,850

				14,158,710

Collateralized Mortgage Obligations — 2.5%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,911,925
Series 1991-87, Class S, (1 mo. LIBOR US + 26.68%), 24.17%, 08/25/21(b)		—	(p)	231
Series G-07, Class S, (1 mo. LIBOR US + 1144.57%), 961.08%, 03/25/21(b)		—	(p)	4
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(p)	—
Series 1991-46, Class S, (1 mo. LIBOR US + 2519.00%), 2,302.22%, 05/25/21(b)		—	(p)	—
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 06/15/44		2,830		3,274,018
Series 4549, Class TZ, 4.00%, 11/15/45		2,913		3,382,503
Series 4398, Class ZX, 4.00%, 09/15/54		9,559		11,444,945
Series 1057, Class J, 1,008.00%, 03/15/21		—	(p)	—
Series 0192, Class U, (1 mo. LIBOR US + 17.25%), 1,009.03%, 02/15/22(b)		—	(p)	—

				20,013,626

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(b)		13		167
Series 2012-96, Class DI, 4.00%, 02/25/27		2,149		66,104
Series 2012-47, Class NI, 4.50%, 04/25/42		3,410		519,861
Series G92-05, Class H, 9.00%, 01/25/22		—	(p)	1
Series 094, Class 2, 9.50%, 08/25/21		—	(p)	2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 1990-136, Class S, (1 mo. LIBOR US + 17.60%), 18.45%, 11/25/20(b)	USD	—	(p)	$—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(p)	—
Series G-10, Class S, (1 mo. LIBOR US + 1107.27%), 929.81%, 05/25/21(b)		—	(p)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(p)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(p)	—
Freddie Mac Mortgage-Backed Securities:
Series 1254, Class Z, 8.50%, 04/15/22		5		312
Series 1043, Class H, (1 mo. LIBOR US + 45.00%), 37.54%, 02/15/21(b)		—	(p)	—
Series 1054, Class I, (1 mo. LIBOR US + 881.40%), 737.04%, 03/15/21(b)		—	(p)	—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(p)	—
Ginnie Mae Mortgage-Backed Securities(b):
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 5.43%, 09/20/32		2,019		164,803
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 5.77%, 12/16/39		1,225		197,223
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 5.97%, 04/16/41		10,196		1,863,846

				2,812,319

Mortgage-Backed Securities — 15.3%
Fannie Mae Mortgage-Backed Securities:
0.00%, 04/01/50(q)		36,770		39,212,151
3.00%, 09/01/43(m)		11,031		11,658,410
3.50%, 08/01/49(m)		7,617		8,127,478
4.00%, 12/01/41 - 04/01/56(m)		24,055		26,346,675
4.50%, 07/01/41 - 07/01/55(m)		12,578		13,884,329
5.00%, 08/01/34(m)		1,187		1,313,674
5.50%, 06/01/38(m)		582		659,589
6.00%, 12/01/38(m)		472		543,931
Freddie Mac Mortgage-Backed Securities(m):
3.00%, 04/01/33		6,323		6,642,798

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/49	USD	11,138		$11,845,254
4.50%, 03/01/47		1,421		1,554,397
Ginnie Mae Mortgage-Backed Securities:
5.50%, 08/15/33		41		44,915
8.00%, 07/15/24		—	(p)	53

				121,833,654

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(l):
Series 1993-51, Class E, 0.00%, 02/25/23		2		2,353
Series 203, Class 1, 0.00%, 02/25/23		1		708
Series 1993-70, Class A, 0.00%, 05/25/23		—	(p)	420
Series 0228, Class 1, 0.00%, 06/25/23		1		536

				4,017

Total U.S. Government Sponsored Agency Securities — 20.0% (Cost — $147,192,925)				158,822,326

U.S. Treasury Obligations — 27.2%
U.S. Treasury Bonds(m):
3.00%, 11/15/44		61,400		83,242,570
2.50%, 02/15/46(r)		66,500		83,831,563
2.75%, 11/15/47		2,000		2,652,891
U.S. Treasury Notes:
2.75%, 09/15/21(m)		2,800		2,903,250
2.75%, 04/30/23(m)		2,800		3,011,422
2.75%, 09/30/20(m)		2,880		2,917,800
2.75%, 08/31/23(m)		1,700		1,840,449
7.50%, 11/15/24(m)		8,200		10,870,445
2.75%, 08/31/25(m)		14,800		16,632,078
3.00%, 09/30/25(m)		2,400		2,732,156
2.88%, 08/15/28(m)		1,000		1,182,500
3.13%, 11/15/28(m)		3,000		3,621,680

Total U.S. Treasury Obligations — 27.2% (Cost — $172,635,909)				215,438,804

Total Long-Term Investments — 135.3% (Cost — $1,038,695,326)				1,074,400,546

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Shares	Value

Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(s)(t)		44,447,068	$44,447,068

Total Money Market Funds — 5.6% (Cost — $44,447,068)			44,447,068

Options Purchased — 1.0% (Cost — $4,505,120)			7,457,543

Total Investments Before TBA Sale Commitments and Options Written — 141.9% (Cost — $1,087,647,514)			1,126,305,157

		Par (000)

TBA Sale Commitments — (4.9%)

Mortgage-Backed Securities — (4.9%)
Fannie Mae Mortgage-Backed Securities 0.00%, 04/01/50(q)	USD	36,770	$(39,212,151)

Total TBA Sale Commitments — (4.9)% (Proceeds — $38,424,412) —			(39,212,151)

Options Written — (1.3)% (Premiums Received — $7,359,867)			(10,257,886)

Total Investments, Net of TBA Sale Commitments and Options Written — 135.7% (Cost — $1,041,863,235)			1,076,835,120

Liabilities in Excess of Other Assets — (35.7)%			(283,235,387)

Net Assets — 100.0%			$793,599,733

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Amount is less than 500.
(q)	Represents or includes a TBA transaction.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

(r)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)	Annualized 7-day yield as of period end.
(t)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,516,974	30,930,094	(b)	—	44,447,068	$44,447,068	$86,408	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-In-Kind

RB	Revenue Bonds

REIT	Real Estate Investment Trust

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	0.20%	05/30/19	Open	$2,547,469	$2,595,572	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	0.20	05/30/19	Open	2,250,000	2,292,486	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	0.20	05/30/19	Open	1,555,469	1,584,840	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Bank PLC	0.50	08/27/19	Open	2,030,000	2,030,212	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)	12/05/19	Open	25,830	25,787	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.15	01/02/20	Open	5,835,200	5,858,805	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.15	01/02/20	Open	68,921,500	69,200,307	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.15	01/02/20	Open	25,875,000	25,979,672	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	1,795,625	1,800,657	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	44,353,688	44,477,989	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	3,386,250	3,395,740	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	15,604,355	15,648,086	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	1,113,750	1,116,871	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	10,608,750	10,638,481	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	2,884,000	2,892,082	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	2,616,000	2,623,331	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.08	01/28/20	Open	2,282,500	2,288,897	U.S. Treasury Obligations	Open/Demand
Cantor Fitzgerald & Company	0.85	03/10/20	4/15/20	16,069,883	16,077,472	U.S. Government Sponsored Agency Securities	Up to 30 Days
Cantor Fitzgerald & Company	0.85	03/10/20	4/15/20	11,270,038	11,275,360	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.90	03/10/20	4/15/20	5,812,473	5,815,380	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.90	03/10/20	4/15/20	1,931,115	1,932,081	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.90	03/10/20	4/15/20	3,969,195	3,971,180	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.60	03/17/20	4/08/20	6,362,590	6,364,075	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	(1.25)	03/17/20	Open	63,750	63,717	Corporate Bonds	Open/Demand
Bofa Securities, Inc.	0.95	03/19/20	4/15/20	11,179,000	11,182,540	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,501,835	1,502,260	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	0.85%	03/19/20	4/15/20	$7,656,204	$7,657,948	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,284,230	1,284,594	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	2,097,730	2,098,325	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	5,742,301	5,743,928	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	521,617	521,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,585,166	1,585,615	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	628,155	628,333	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.85	03/19/20	4/15/20	1,858,759	1,859,286	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$273,219,427	$274,013,674

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	27	04/24/20	$16	$(8,960)
10-Year U.S. Ultra Long Treasury Note	143	06/19/20	22,312	440,426
U.S. Ultra Long Treasury Bond	149	06/19/20	33,059	2,125,691
2-Year U.S. Treasury Note	506	06/30/20	111,514	1,134,268
5-Year U.S. Treasury Note	1,012	06/30/20	126,864	2,618,107

				6,309,532

Short Contracts 10-Year U.S. Treasury Note	670	06/19/20	92,921	(985,199)
U.S. Long Treasury Bond	19	06/19/20	3,402	(286,313)

				(1,271,512)

				$5,038,020

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,289,000	USD	5,325,252	Natwest Markets PLC	04/03/20	$2,183
GBP	504,000	USD	625,871	State Street Bank and Trust Co.	04/03/20	155
JPY	45,932,000	USD	426,204	Royal Bank of Canada	04/03/20	983
USD	5,682	EUR	5,000	Bank of America N.A.	04/03/20	167
USD	656,188	GBP	509,000	Standard Chartered Bank	04/03/20	23,951
USD	5,529,212	GBP	4,289,000	Standard Chartered Bank	04/03/20	201,776
USD	27,124	JPY	2,911,000	Canadian Imperial Bank of Commerce	04/03/20	51
USD	225,998	JPY	23,939,000	Goldman Sachs International	04/03/20	3,355
USD	125,370	NZD	198,000	Morgan Stanley & Co. International PLC	04/03/20	7,225
USD	618,691	EUR	560,000	UBS AG	05/05/20	282
USD	5,525,130	EUR	5,001,000	UBS AG	05/05/20	2,515
USD	118,789	NZD	198,000	Morgan Stanley & Co. International PLC	05/05/20	673
JPY	706,557,459	NZD	10,610,000	Morgan Stanley & Co. International PLC	06/17/20	265,257
USD	12,620,000	CAD	17,569,564	Bank of America N.A.	06/17/20	126,337
USD	6,310,000	CAD	8,756,475	Barclays Bank PLC	06/17/20	83,298
USD	6,500,000	CAD	9,005,414	HSBC Bank PLC	06/17/20	96,278
USD	6,520,000	JPY	682,802,501	JPMorgan Chase Bank N.A.	06/17/20	149,217

						963,703

EUR	560,000	USD	617,848	UBS AG	04/03/20	(207)
EUR	5,001,000	USD	5,517,603	UBS AG	04/03/20	(1,846)
NZD	198,000	USD	118,815	Morgan Stanley & Co. International PLC	04/03/20	(670)
USD	5,512	EUR	5,000	Bank of America N.A.	04/03/20	(3)
USD	773,256	EUR	703,000	Bank of America N.A.	04/03/20	(2,104)
USD	5,705,378	EUR	5,187,000	Bank of America N.A.	04/03/20	(15,524)
USD	242,895	JPY	26,710,000	Standard Chartered Bank	04/03/20	(5,519)
USD	5,329,499	GBP	4,289,000	Natwest Markets PLC	05/05/20	(1,684)
USD	626,358	GBP	504,000	State Street Bank and Trust Co.	05/05/20	(109)
USD	427,095	JPY	45,932,000	Royal Bank of Canada	05/07/20	(775)
CAD	8,721,430	USD	6,310,000	Citibank N.A.	06/17/20	(108,218)
CAD	8,782,737	USD	6,310,000	Citibank N.A.	06/17/20	(64,623)
CAD	8,787,213	USD	6,310,000	JPMorgan Chase Bank N.A.	06/17/20	(61,440)
CAD	9,053,720	USD	6,500,000	JPMorgan Chase Bank N.A.	06/17/20	(61,927)
JPY	684,581,092	USD	6,520,000	Goldman Sachs International	06/17/20	(132,622)
NZD	10,610,000	JPY	683,284,000	JPMorgan Chase Bank N.A.	06/17/20	(48,108)

						(505,379)

	Net unrealized appreciation					$458,324

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Interest Rate Caps / Floors — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.30%	Citibank N.A.	2/14/22	USD	77,750	$167,640	$136,820	$30,820
Put
5Y-30Y CMS Index Floor	0.40	Nomura International PLC	6/29/20	USD	19,780	$29,868	$21,233	$8,635
5Y-30Y CMS Index Floor	0.35	Nomura International PLC	7/08/20	USD	20,060	8,477	18,054	(9,577)

						$38,345	$39,287	$(942)

						$205,985	$176,107	$29,878

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	42	04/24/20	USD	133.00	USD	5,825	$242,156
90-Day Euro Future	488	12/13/21	USD	99.75	USD	48,641	207,400

							449,556

Put
10-Year U.S. Treasury Note Future	35	04/24/20	USD	134.00	USD	4,854	3,828
90-Day Euro Future	102	06/12/20	USD	98.25	USD	10,161	$638

							4,466

							$454,022

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 1.45%	Quarterly	1.50%	Semi-Annual	Barclays Bank PLC	06/01/20	1.50%	USD	14,696	$334,125
15-Year Interest Rate Swap, 08/10/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.65	Semi-Annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	97,168
2-Year Interest Rate Swap, 08/12/22	3-Month LIBOR, 1.45%	Quarterly	1.25	Semi-Annual	Bank of America N.A.	08/10/20	1.25	USD	42,990	799,565
10-Year Interest Rate Swap, 09/05/30	3-Month LIBOR, 1.45%	Quarterly	0.95	Semi-Annual	Bank of America N.A.	09/03/20	0.95	USD	4,210	149,424
5-Year Interest Rate Swap, 09/06/25	3-Month LIBOR, 1.45%	Quarterly	0.60	Semi-Annual	Morgan Stanley & Co. International PLC	09/04/20	0.60	USD	5,810	64,642
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.66	Semi-Annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	39,417
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.66	Semi-Annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	39,417
2-Year Interest Rate Swap, 09/25/22	3-Month LIBOR, 1.45%	Quarterly	1.20	Semi-Annual	Barclays Bank PLC	09/23/20	1.20	USD	42,770	751,279

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78%	JPY	105,700	$126,115
10-Year Interest Rate Swap, 03/02/32	3-Month LIBOR, 1.45%	Quarterly	1.21	Semi-Annual	Goldman Sachs Bank USA	02/28/22	1.21	USD	3,900	236,494
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 1.45%	Quarterly	2.98	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,511	710,023
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 1.45%	Quarterly	2.95	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	700,848
1-Year Interest Rate Swap, 11/07/25	3-Month LIBOR, 1.45%	Quarterly	1.77	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	281,328
10-Year Interest Rate Swap 02/27/35	3-Month LIBOR, 1.45%	Quarterly	1.49	Semi-Annual	Citibank N.A.	02/25/25	1.49	USD	2,570	217,712
10-Year Interest Rate Swap 06/29/38	6-Month LIBOR, 1.18%	Quarterly	3.05	Semi-Annual	Deutsche Bank AG	06/27/28	3.05	USD	3,125	657,920
10-Year Interest Rate Swap, 01/12/39	3-Month LIBOR, 1.45%	Quarterly	3.04	Semi-Annual	Nomura International PLC	01/10/29	3.04	USD	1,000	202,209
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 1.45%	Quarterly	3.04	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	202,027
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 1.45%	Quarterly	3.08	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	209,851
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 1.45%	Quarterly	2.99	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	179,690
10-Year Interest Rate Swap, 02/24/39	3-Month LIBOR, 1.45%	Quarterly	2.86	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	176,531

										6,175,785

Put
15-Year Interest Rate Swap, 05/17/35	1.10%	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Barclays Bank PLC	05/15/20	1.10%	JPY	250,000	$2
10-Year Interest Rate Swap, 05/21/30	1.72	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Citibank N.A.	05/19/20	1.72	USD	2,628	237
15-Year Interest Rate Swap, 06/10/35	0.65	Semi-Annual	6-Month JPY LIBOR, -0.01%	Semi-Annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	89
2-Year Interest Rate Swap, 06/24/22	0.00	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	JPMorgan Chase Bank N.A.	06/22/20	0.00	EUR	28,788	1,956
2-Year Interest Rate Swap, 06/25/22	0.00	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	Bank of America N.A.	06/23/20	0.00	EUR	10,799	741
2-Year Interest Rate Swap, 06/26/22	0.00	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	Bank of America N.A.	06/24/20	0.00	EUR	10,799	745

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
2-Year Interest Rate Swap, 06/28/22	0.00%	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	Bank of America N.A.	06/26/20	0.00%	EUR	10,799	$751
10-Year Interest Rate Swap, 07/15/30	2.35	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Citibank N.A.	07/13/20	2.35	USD	8,745	676
10-Year Interest Rate Swap, 08/29/30	1.24	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	08/27/20	1.24	USD	5,610	28,009
30-Year Interest Rate Swap, 09/06/50	1.35	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Deutsche Bank AG	09/04/20	1.35	USD	1,075	23,444
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	172
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	172
20-Year Interest Rate Swap, 04/18/41	0.78	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	1,731
10-Year Interest Rate Swap, 01/13/32	1.25	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	504
10-Year Interest Rate Swap, 02/24/32	1.55	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	283
10-Year Interest Rate Swap, 03/02/32	1.21	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Goldman Sachs Bank USA	02/28/22	1.21	USD	3,900	85,512
10-Year Interest Rate Swap, 03/18/32	1.60	Semi-Annual	6-Month JPY LIBOR, (0.01) %,	Semi-Annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	267
10-Year Interest Rate Swap, 04/06/32	1.45	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	386
5-Year Interest Rate Swap, 05/05/27	3.25	Quarterly	6-Month LIBOR, 1.18%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(1,009)
30-Year Interest Rate Swap, 05/11/52	2.85	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Nomura International PLC	05/09/22	2.85	USD	4,750	25,613
10-Year Interest Rate Swap, 08/04/32	2.25	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	08/02/22	2.25	USD	4,160	23,305
10-Year Interest Rate Swap, 08/10/32	2.25	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	08/08/22	2.25	USD	4,270	24,232
10-Year Interest Rate Swap, 03/09/34	2.98	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	03/07/24	2.98	USD	3,511	17,970
10-Year Interest Rate Swap, 03/14/34	2.95	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	03/12/24	2.95	USD	3,510	18,668
10-Year Interest Rate Swap, 06/15/34	2.50	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	3,950	39,362
10-Year Interest Rate Swap, 06/22/34	2.50	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	2.50	USD	3,950	39,595
1-Year Interest Rate Swap, 11/07/25	1.77	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	45,004
10-Year Interest Rate Swap, 02/27/35	1.49	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Citibank N.A.	02/25/25	1.49	USD	2,570	86,364
10-Year Interest Rate Swap, 04/14/37	3.00	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	30,040
10-Year Interest Rate Swap, 01/12/39	3.04	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Nomura International PLC	01/10/29	3.04	USD	1,000	14,511

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 01/13/39	3.04%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	01/11/29	3.04%	USD	1,000	$14,562
10-Year Interest Rate Swap, 01/31/39	3.08	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	01/29/29	3.08	USD	1,020	14,399
20-Year Interest Rate Swap, 08/11/53	4.00	Annual	6-Month EURIBOR, (0.32)%	Semi-Annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	31,780
10-Year Interest Rate Swap, 04/29/48	2.99	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	24,514
10-Year Interest Rate Swap, 02/24/49	2.86	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	27,164

										621,751

										$6,797,536

Interest Rate Caps / Floors — Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.55%	Citibank N.A.	2/14/22	USD	38,875	$(38,479)	$(33,044)	$(5,435)
5Y-30Y CMS Index Cap	0.55	Citibank N.A.	2/14/22	USD	38,875	(38,479)	(40,041)	1,562

						$(76,958)	$(73,085)	$(3,873)

Put
5Y-30Y CMS Index Floor	0.30%	Nomura International PLC	6/29/20	USD	39,570	$(20,180)	$(26,111)	$5,931
5Y-30Y CMS Index Floor	0.25	Nomura International PLC	7/08/20	USD	40,130	(299)	(20,065)	19,766

						$(20,479)	$(46,176)	$25,697

						$(97,437)	$(119,261)	$21,824

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	42	04/24/20	USD	134.00	USD	5,825	$(201,469)
90-Day Euro Future	244	12/13/21	USD	99.38	USD	24,321	(262,300)

							$(463,769)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 04/16/22	2.88%	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Deutsche Bank AG	04/14/20	2.88%	USD	16,840	$(824,529)
2-Year Interest Rate Swap, 04/19/22	2.94	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(830,847)
2-Year Interest Rate Swap, 06/03/22	1.00	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	06/01/20	1.00	USD	29,393	(374,676)
10-Year Interest Rate Swap, 06/13/30	2.20	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	06/11/20	2.20	USD	5,250	(776,031)
2-Year Interest Rate Swap, 08/12/22	0.75	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	08/10/20	0.75	USD	85,970	(743,614)
10-Year Interest Rate Swap, 08/19/30	1.20	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	08/17/20	1.20	USD	5,570	(299,352)
10-Year Interest Rate Swap, 08/21/30	1.25	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	08/19/20	1.25	USD	5,560	(322,075)
10-Year Interest Rate Swap, 09/16/30	1.61	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	09/14/20	1.61	USD	2,690	(243,251)
2-Year Interest Rate Swap, 09/25/22	0.70	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	09/23/20	0.70	USD	85,550	(657,847)
10-Year Interest Rate Swap, 11/04/30	1.63	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Bank of America N.A.	11/02/20	1.63	USD	2,680	(244,783)
10-Year Interest Rate Swap, 11/04/30	1.64	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	UBS AG	11/02/20	1.64	USD	2,680	(247,232)
1-Year Interest Rate Swap, 11/07/21	1.58	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	JPMorgan Chase Bank N.A.	11/05/20	1.58	USD	23,790	(303,257)
2-Year Interest Rate Swap, 12/13/22	1.54	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Goldman Sachs Bank USA	12/11/20	1.54	USD	12,580	(302,796)
2-Year Interest Rate Swap, 12/16/22	1.53	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Citibank N.A.	12/14/20	1.53	USD	12,580	(301,508)
10-Year Interest Rate Swap, 03/10/31	2.79	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(1,056,103)
1-Year Interest Rate Swap, 03/19/22	0.41	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	03/17/21	0.41	USD	23,790	(49,375)
10-Year Interest Rate Swap, 01/30/32	1.45	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Morgan Stanley & Co. International PLC	01/28/22	1.45	USD	4,010	(310,049)
5-Year Interest Rate Swap, 03/02/27	1.25	Semi-Annual	3-Month LIBOR, 1.45%,	Quarterly	Barclays Bank PLC	02/28/22	1.25	USD	7,620	(271,349)
5-Year Interest Rate Swap, 09/14/27	(0.14)	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	Barclays Bank PLC	09/12/22	(0.14)	EUR	2,720	(38,134)
5-Year Interest Rate Swap, 09/15/27	(0.04)	Annual	6-Month EURIBOR, (0.29)%	Semi-Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(46,017)
10-Year Interest Rate Swap, 03/14/39	3.05	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(576,549)

										$(8,819,374)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 1.45%	Quarterly	2.32%	Semi-Annual	Goldman Sachs Bank USA	04/06/20	2.32%	USD	46,770	$(1)
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 1.45%	Quarterly	2.35	Semi-Annual	Goldman Sachs Bank USA	04/06/20	2.35	USD	46,770	0.00
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 1.45%	Quarterly	2.88	Semi-Annual	Deutsche Bank AG	04/14/20	2.88	USD	16,840	0.00
2-Year Interest Rate Swap, 04/19/22	3-Month LIBOR, 1.45%	Quarterly	2.94	Semi-Annual	Bank of America N.A.	04/17/20	2.94	USD	16,540	0.00
2-Year Interest Rate Swap, 05/07/22	3-Month LIBOR, 1.45%	Quarterly	3.15	Semi-Annual	Goldman Sachs Bank USA	05/05/20	3.15	USD	8,800	0.00
15-Year Interest Rate Swap, 05/17/35	6-Month JPY LIBOR, (0.01)%	Semi-Annual	2.10	Semi-Annual	Barclays Bank PLC	05/15/20	2.10	JPY	250,000	0.00
2-Year Interest Rate Swap, 05/20/22	3-Month LIBOR, 1.45%	Quarterly	3.50	Semi-Annual	JPMorgan Chase Bank N.A.	05/18/20	3.50	USD	10,000	0.00
2-Year Interest Rate Swap, 05/24/22	3-Month LIBOR, 1.45%	Quarterly	3.55	Semi-Annual	Deutsche Bank AG	05/22/20	3.55	USD	16,000	0.00
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 1.45%	Quarterly	2.90	Semi-Annual	Deutsche Bank AG	05/29/20	2.90	USD	9,270	0.00
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 1.45%	Quarterly	3.35	Semi-Annual	Goldman Sachs Bank USA	05/29/20	3.35	USD	13,040	0.00
2-Year Interest Rate Swap, 06/10/22	3-Month LIBOR, 1.45%	Quarterly	3.45	Semi-Annual	Goldman Sachs Bank USA	06/08/20	3.45	USD	13,000	0.00
10-Year Interest Rate Swap, 06/13/30	3-Month LIBOR, 1.45%	Quarterly	2.20	Semi-Annual	Barclays Bank PLC	06/11/20	2.20	USD	5,250	(217)
10-Year Interest Rate Swap, 06/17/30	3-Month LIBOR, 1.45%	Quarterly	2.30	Semi-Annual	Citibank N.A.	06/15/20	2.30	USD	3,950	(137)
2-Year Interest Rate Swap, 06/17/22	3-Month LIBOR, 1.45%	Quarterly	3.35	Semi-Annual	Goldman Sachs Bank USA	06/15/20	3.35	USD	8,300	0.00
2-Year Interest Rate Swap, 07/01/22	3-Month LIBOR, 1.45%	Quarterly	3.20	Semi-Annual	Nomura International PLC	06/29/20	3.20	USD	23,185	0.00

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 07/12/30	3-Month LIBOR, 1.45%	Quarterly	2.35%	Semi-Annual	Nomura International PLC	07/10/20	2.35%	USD	2,870	$(202)
10-Year Interest Rate Swap, 07/15/30	3-Month LIBOR, 1.45%	Quarterly	1.95	Semi-Annual	Citibank N.A.	07/13/20	1.95	USD	4,370	(1,193)
10-Year Interest Rate Swap, 07/29/30	3-Month LIBOR, 1.45%	Quarterly	2.30	Semi-Annual	Goldman Sachs Bank USA	07/27/20	2.30	USD	4,040	(519)
5-Year Interest Rate Swap, 07/29/25	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	07/27/20	0.00	EUR	7,510	(14,238)
10-Year Interest Rate Swap, 08/05/30	3-Month LIBOR, 1.45%	Quarterly	2.00	Semi-Annual	Barclays Bank PLC	08/03/20	2.00	USD	2,250	(802)
10-Year Interest Rate Swap, 08/09/30	3-Month LIBOR, 1.45%	Quarterly	1.75	Semi-Annual	Bank of America N.A.	08/07/20	1.75	USD	2,040	(1,672)
10-Year Interest Rate Swap, 08/19/30	3-Month LIBOR, 1.45%	Quarterly	1.60	Semi-Annual	JPMorgan Chase Bank N.A.	08/17/20	1.60	USD	5,570	(8,204)
10-Year Interest Rate Swap, 08/21/30	3-Month LIBOR, 1.45%	Quarterly	1.65	Semi-Annual	Bank of America N.A.	08/19/20	1.65	USD	5,560	(7,152)
2-Year Interest Rate Swap, 08/26/22	3-Month LIBOR, 1.45%	Quarterly	3.50	Semi-Annual	Barclays Bank PLC	08/24/20	3.50	USD	16,370	0.00
10-Year Interest Rate Swap, 09/16/30,	3-Month LIBOR, 1.45%,	Quarterly	1.61	Semi-Annual	Bank of America N.A.	09/14/20	1.61	USD	2,690	(4,776)
10-Year Interest Rate Swap, 09/18/30,	3-Month LIBOR, 1.45%,	Quarterly	1.76	Semi-Annual	Bank of America N.A.	09/16/20	1.76	USD	5,260	(6,105)
2-Year Interest Rate Swap, 09/26/22	3-Month LIBOR, 1.45%	Quarterly	0.60	Semi-Annual	Deutsche Bank AG	09/24/20	0.60	USD	19,960	(6,291)
2-Year Interest Rate Swap, 09/27/22	3-Month LIBOR, 1.45%	Quarterly	0.62	Semi-Annual	Deutsche Bank AG	09/25/20	0.62	USD	20,765	(5,530)
2-Year Interest Rate Swap, 10/04/22	3-Month LIBOR, 1.45%	Quarterly	1.05	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05	USD	12,050	(45)
2-Year Interest Rate Swap, 10/04/22	3-Month LIBOR, 1.45%	Quarterly	1.05	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05	USD	12,050	(45)
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 1.45%	Quarterly	1.00	Semi-Annual	Deutsche Bank AG	10/05/20	1.00	USD	12,050	(84)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 1.45%,	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00%	USD	11,215	$(78)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 1.45%	Quarterly	0.70	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	9,825	(1,641)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 1.45%	Quarterly	0.70	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	14,160	(24)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 1.45%	Quarterly	0.70	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	9,425	(1,574)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 1.45%	Quarterly	0.75	Semi-Annual	Deutsche Bank AG	10/13/20	0.75	USD	12,770	(1,351)
2-Year Interest Rate Swap, 10/16/22	3-Month LIBOR, 1.45%	Quarterly	0.65	Semi-Annual	Barclays Bank PLC	10/14/20	0.65	USD	11,365	(2,962)
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 1.45%	Quarterly	1.63	Semi-Annual	Bank of America N.A.	11/02/20	1.63	USD	2,680	(6,717)
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 1.45%	Quarterly	1.64	Semi-Annual	UBS AG	11/02/20	1.64	USD	2,680	(6,538)
1-Year Interest Rate Swap, 11/07/21	3-Month LIBOR, 1.45%	Quarterly	1.58	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/20	1.58	USD	23,790	0.00
2-Year Interest Rate Swap, 11/29/22	3-Month LIBOR, 1.45%	Quarterly	2.00	Semi-Annual	Barclays Bank PLC	11/27/20	2.00	USD	25,750	0.00
2-Year Interest Rate Swap, 12/13/22	3-Month LIBOR, 1.45%	Quarterly	1.54	Semi-Annual	Goldman Sachs Bank USA	12/11/20	1.54	USD	12,580	(8)
2-Year Interest Rate Swap, 12/16/22	3-Month LIBOR, 1.45%	Quarterly	1.53	Semi-Annual	Citibank N.A.	12/14/20	1.53	USD	12,580	(9)
2-Year Interest Rate Swap, 12/23/22	3-Month LIBOR, 1.45%	Quarterly	3.05	Semi-Annual	Nomura International PLC	12/21/20	3.05	USD	9,510	0.00
2-Year Interest Rate Swap, 12/31/22	3-Month LIBOR, 1.45%	Quarterly	3.25	Semi-Annual	Citibank N.A.	12/29/20	3.25	USD	14,110	0.00
10-Year Interest Rate Swap, 03/10/31	3-Month LIBOR, 1.45%	Quarterly	2.79	Semi-Annual	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(1,777)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 03/10/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.30%	Annual	JPMorgan Chase Bank N.A.	03/08/21	0.30%	EUR	12,880	$(2,093)
1-Year Interest Rate Swap, 03/19/22	3-Month LIBOR, 1.45%	Quarterly	0.41	Semi-Annual	Morgan Stanley & Co. International PLC	03/17/21	0.41	USD	23,790	(21,051)
2-Year Interest Rate Swap, 03/31/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.10	Annual	Barclays Bank PLC	03/29/21	0.10	EUR	18,360	(7,699)
2-Year Interest Rate Swap, 04/10/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.12	Annual	Barclays Bank PLC	04/08/21	0.12	EUR	28,360	(11,620)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.10	Annual	Citibank N.A.	04/12/21	0.10	EUR	14,250	(6,518)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.16	Annual	Goldman Sachs Bank USA	04/12/21	0.16	EUR	14,250	(5,060)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.29%),	Semi-Annual	2.15	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(1,780)
2-Year Interest Rate Swap, 04/21/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.15	Annual	Morgan Stanley & Co. International PLC	04/19/21	0.15	EUR	14,050	(5,455)
10-Year Interest Rate Swap, 05/06/21	6-Month EURIBOR, (0.29)%	Semi-Annual	2.00	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	(1,556)
1-Year Interest Rate Swap, 05/19/22	3-Month LIBOR, 1.45%,	Quarterly	2.35	Semi-Annual	Citibank N.A.	05/17/21	2.35	USD	45,470	0.00
2-Year Interest Rate Swap, 05/19/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.11	Annual	Barclays Bank PLC	05/17/21	0.11	EUR	9,299	(5,050)
1-Year Interest Rate Swap, 05/29/22	3-Month LIBOR, 1.45%	Quarterly	2.15	Semi-Annual	Barclays Bank PLC	05/27/21	2.15	USD	62,210	(1)
2-Year Interest Rate Swap, 06/02/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.08	Annual	Morgan Stanley & Co. International PLC	05/31/21	0.08	EUR	6,270	(4,136)
1-Year Interest Rate Swap, 06/03/22,	3-Month LIBOR, 1.45%	Quarterly	2.40	Semi-Annual	Morgan Stanley & Co. International PLC	06/01/21	2.40	USD	77,400	(1)
10-Year Interest Rate Swap, 06/09/31	3-Month LIBOR, 1.45%	Quarterly	3.87	Semi-Annual	Barclays Bank PLC	06/07/21	3.87	USD	8,000	(603)
30-Year Interest Rate Swap, 06/09/51	6-Month LIBOR, 1.18%	Semi-Annual	3.80	Quarterly	Barclays Bank PLC	06/07/21	3.80	USD	3,780	1,841

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 06/12/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.05%	Annual	Barclays Bank PLC	06/10/21	0.05%	EUR	9,800	$(7,653)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	06/14/21	0.00	EUR	4,310	(4,156)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Bank of America N.A.	06/14/21	0.00	EUR	4,430	(4,271)
2-Year Interest Rate Swap, 06/20/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Goldman Sachs Bank USA	06/18/21	0.00	EUR	4,460	(4,384)
2-Year Interest Rate Swap, 06/23/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Citibank N.A.	06/21/21	0.00	EUR	5,200	(5,172)
2-Year Interest Rate Swap, 06/27/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Nomura International PLC	06/25/21	0.00	EUR	4,880	(4,947)
2-Year Interest Rate Swap, 07/03/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	07/01/21	0.00	EUR	5,230	(5,442)
2-Year Interest Rate Swap, 07/04/23	6-Month EURIBOR, (0.29)%	Semi-Annual	(0.05)	Annual	Barclays Bank PLC	07/02/21	(0.05)	EUR	5,120	(6,458)
2-Year Interest Rate Swap, 07/21/23	6-Month EURIBOR, (0.29)%	Semi-Annual	0.00	Annual	Barclays Bank PLC	07/19/21	0.00	EUR	5,270	(5,906)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.29)%	Semi-Annual	(0.15)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	12,480	(25,810)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.29)%	Semi-Annual	(0.15)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	6,990	(14,456)
2-Year Interest Rate Swap, 09/05/23	6-Month EURIBOR, (0.29)%	Semi-Annual	(0.25)	Annual	Barclays Bank PLC	09/03/21	(0.25)	EUR	22,950	(71,163)
10-Year Interest Rate Swap, 01/30/32	3-Month LIBOR, 1.45%	Quarterly	1.95	Semi-Annual	Morgan Stanley & Co. International PLC	01/28/22	1.95	USD	4,010	(25,112)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 1.45%	Quarterly	1.85	Semi-Annual	Bank of America N.A.	02/22/22	1.85	USD	2,970	(23,122)
10-Year Interest Rate Swap, 02/30/32	3-Month LIBOR, 1.45%	Quarterly	1.60	Semi-Annual	Deutsche Bank AG	02/28/22	1.60	USD	2,840	(33,933)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust			Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate		Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 03/02/27	3-Month LIBOR, 1.45%		Quarterly	1.25%	Semi-Annual	Barclays Bank PLC	02/28/22	1.25%	USD	7,620	$(47,811)
10-Year Interest Rate Swap, 03/05/32	3-Month LIBOR, 1.45	%,	Quarterly	1.60	Semi-Annual	Deutsche Bank AG	03/03/22	1.60	USD	2,840	(34,114)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 1.45	%,	Quarterly	1.60	Semi-Annual	Deutsche Bank AG	03/04/22	1.60	USD	4,485	(53,935)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 1.45	%,	Quarterly	1.60	Semi-Annual	Barclays Bank PLC	03/04/22	1.60	USD	2,818	(33,888)
15-Year Interest Rate Swap, 05/05/35	6-Month LIBOR, 1.18	%,	Semi-Annual	3.25	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	5,132
10-Year Interest Rate Swap, 05/11/32	3-Month LIBOR, 1.45	%,	Quarterly	2.75	Semi-Annual	Nomura International PLC	05/09/22	2.75	USD	10,350	(19,642)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 1.45	%,	Quarterly	2.75	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.75	USD	4,160	(10,316)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 1.45	%,	Quarterly	3.25	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	3.25	USD	4,160	(4,479)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 1.45	%,	Quarterly	2.75	Semi-Annual	Barclays Bank PLC	08/08/22	2.75	USD	4,270	(10,771)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 1.45	%,	Quarterly	3.25	Semi-Annual	Barclays Bank PLC	08/08/22	3.25	USD	4,270	(4,697)
5-Year Interest Rate Swap, 09/14/27	6-Month EURIBOR, -0.29	%,	Semi-Annual	(0.14)	Annual	Barclays Bank PLC	09/12/22	(0.14)	EUR	2,720	(53,409)
5-Year Interest Rate Swap, 09/15/27	6-Month EURIBOR, -0.29	%,	Semi-Annual	(0.04)	Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(45,540)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 1.45	%,	Quarterly	3.00	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	3,950	(21,872)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 1.45	%,	Quarterly	3.50	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	3,950	(12,021)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 1.45%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00%	USD	3,950	$(22,028)
10-Year Interest Rate Swap, 06/22/34	3-Month LIBOR, 1.45%	Quarterly	3.50	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(12,122)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 1.45%	Quarterly	2.25	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25	USD	4,410	(61,431)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 1.45%	Quarterly	3.05	Semi-Annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(41,703)

										(877,306)

										$(9,696,680)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.31.V1	5.00%	Quarterly	12/20/24	B	EUR	130	$(2,702)	$7,777	$(10,479)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 1.45%	Quarterly	1.53%	Semi-Annual	N/A		11/22/20	USD	11,880	$96,391	$81	$96,310
1.56	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		03/27/21	USD	5,660	(54,608)	60	(54,668)
1.77	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/15/20	(a)	06/15/21	USD	8,210	(113,599)	88	(113,687)
3-Month LIBOR, 1.45%	Quarterly	1.85	Semi-Annual	N/A		06/20/21	USD	6,130	130,234	44	130,190
3-Month LIBOR, 1.45%	Quarterly	1.88	Semi-Annual	N/A		08/01/21	USD	6,000	106,378	47	106,331
3-Month LIBOR, 1.45%	Quarterly	1.61	Semi-Annual	N/A		08/07/21	USD	6,340	88,857	51	88,806
3-Month LIBOR, 1.45%	Quarterly	1.53	Semi-Annual	N/A		08/09/21	USD	1,635	20,906	13	20,893
3-Month LIBOR, 1.45%	Quarterly	1.53	Semi-Annual	N/A		08/09/21	USD	1,635	20,991	13	20,978
2.58	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/29/21	USD	180	(5,346)	2	(5,348)
2.25	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		08/29/21	USD	2,000	(49,412)	17	(49,429)
2.15	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		09/05/21	USD	6,220	(149,541)	52	(149,593)
3-Month LIBOR, 1.45%	Quarterly	1.36	Semi-Annual	09/28/20	(a)	09/28/21	USD	3,500	36,516	37	36,479

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
(0.45)%	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		12/16/21	EUR	5,440	$13,977	$63	$13,914
3-Month LIBOR, 1.45%	Quarterly	1.59	Semi-Annual	N/A		12/24/21	USD	1,950	45,961	20	45,941
3-Month LIBOR, 1.45%	Quarterly	2.34	Semi-Annual	N/A		01/07/22	USD	14,500	490,225	149	490,076
3-Month LIBOR, 1.45%	Quarterly	1.76	Semi-Annual	N/A		01/10/22	USD	3,140	70,558	33	70,525
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.30)	Monthly	N/A		01/16/22	EUR	11,040	8,466	289	8,177
3-Month LIBOR, 1.45%	Quarterly	2.51	Semi-Annual	N/A		02/11/22	USD	1,855	71,543	20	71,523
3-Month LIBOR, 1.45%	Quarterly	2.48	Semi-Annual	N/A		02/11/22	USD	1,855	70,617	20	70,597
2.56	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		02/14/22	USD	640	(25,441)	7	(25,448)
2.46	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	NA		02/28/22	USD	23,260	(895,555)	264	(895,819)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.48)	Monthly	N/A		03/05/22	EUR	5,950	(16,184)	78	(16,262)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.48)	Monthly	N/A		03/06/22	EUR	7,180	(19,845)	95	(19,940)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.49)	Monthly	N/A		03/09/22	EUR	4,550	(13,517)	60	(13,577)
(0.34)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		03/20/22	EUR	2,830	(347)	38	(385)
(0.35)	Monthly	6-Month EURIBOR, (0.29)	Semi-Annual	N/A		03/20/22	EUR	2,820	845	37	808
3-Month LIBOR, 1.45%	Quarterly	2.03	Semi-Annual	N/A		03/30/22	USD	1,914	60,394	22	60,372
3-Month LIBOR, 1.45%	Quarterly	0.33	Semi-Annual	04/06/21	(a)	04/06/22	USD	37,775	14,741	406	14,335
3-Month LIBOR, 1.45%	Quarterly	2.25	Semi-Annual	04/27/20	(a)	04/27/22	USD	21,850	798,763	256	798,507
3-Month LIBOR, 1.45%	Quarterly	0.42	Semi-Annual	05/04/20	(a)	05/04/22	USD	8,655	1,972	103	1,869
3-Month LIBOR, 1.45%	Quarterly	2.01	Semi-Annual	05/17/21	(a)	05/17/22	USD	756	12,901	2,243	10,658
1.87	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	06/03/21	(a)	06/03/22	USD	3,450	(54,099)	37	(54,136)
3-Month LIBOR, 1.45%	Quarterly	1.74	Semi-Annual	06/16/20	(a)	06/16/22	USD	7,810	218,767	91	218,676
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.25)	Monthly	06/24/20	(a)	06/24/22	EUR	2,499	4,017	33	3,984
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.29)	Monthly	06/25/20	(a)	06/25/22	EUR	937	672	12	660
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.28)	Monthly	06/26/20	(a)	06/26/22	EUR	937	880	12	868
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.28)	Monthly	06/30/20	(a)	06/30/22	EUR	938	987	13	974
3-Month LIBOR, 1.45%	Quarterly	0.66	Semi-Annual	09/08/20	(a)	09/08/22	USD	3,380	23,033	40	22,993
3-Month LIBOR, 1.45%	Quarterly	0.64	Semi-Annual	09/08/20	(a)	09/08/22	USD	3,380	21,683	40	21,643
3-Month LIBOR, 1.45%	Quarterly	0.67	Semi-Annual	09/08/20	(a)	09/08/22	USD	3,380	23,438	40	23,398
3-Month LIBOR, 1.45%	Quarterly	0.69	Semi-Annual	09/08/20	(a)	09/08/22	USD	3,380	25,058	40	25,018
3-Month LIBOR, 1.45%	Quarterly	0.44	Semi-Annual	09/11/20	(a)	09/11/22	USD	2,443	5,610	29	5,581
3-Month LIBOR, 1.45%	Quarterly	0.44	Semi-Annual	09/11/20	(a)	09/11/22	USD	2,269	5,278	27	5,251
3-Month LIBOR, 1.45%	Quarterly	0.46	Semi-Annual	09/11/20	(a)	09/11/22	USD	2,268	6,364	27	6,337
3-Month LIBOR, 1.45%	Quarterly	0.51	Semi-Annual	09/11/20	(a)	09/11/22	USD	3,490	13,004	41	12,963
(0.26)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	09/22/20	(a)	09/22/22	EUR	5,170	(7,517)	69	(7,586)
3-Month LIBOR, 1.45%	Quarterly	1.34	Semi-Annual	09/28/20	(a)	09/28/22	USD	6,240	126,681	73	126,608

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 1.45%	Quarterly	0.36%	Semi-Annual	09/29/20	(a)	09/29/22	USD	12,635	$8,220	$150	$8,070
3-Month LIBOR, 1.45%	Quarterly	0.36	Semi-Annual	09/29/20	(a)	09/29/22	USD	2,860	1,889	34	1,855
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.33)	Monthly	10/02/20	(a)	10/02/22	EUR	6,310	(911)	85	(996)
3-Month LIBOR, 1.45%	Quarterly	0.35	Semi-Annual	10/02/20	(a)	10/02/22	USD	6,040	3,584	72	3,512
3-Month LIBOR, 1.45%	Quarterly	1.25	Semi-Annual	10/06/20	(a)	10/06/22	USD	7,335	135,264	86	135,178
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.33)	Monthly	02/12/21	(a)	02/12/23	EUR	1,390	(784)	19	(803)
3-Month LIBOR, 1.45%	Quarterly	1.10	Semi-Annual	03/01/21	(a)	03/01/23	USD	13,390	201,203	159	201,044
3-Month LIBOR, 1.45%	Quarterly	1.05	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,325	47,042	39	47,003
3-Month LIBOR, 1.45%	Quarterly	1.06	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,325	47,308	39	47,269
3-Month LIBOR, 1.45%	Quarterly	1.07	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,350	48,433	40	48,393
6-Month EURIBOR, -0.29	Semi-Annual	(0.41)	Monthly	03/02/21	(a)	03/02/23	EUR	2,450	(5,917)	33	(5,950)
3-Month LIBOR, 1.45%	Quarterly	0.88	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,350	35,784	40	35,744
3-Month LIBOR, 1.45%	Quarterly	0.88	Semi-Annual	03/02/21	(a)	03/02/23	USD	6,700	71,636	80	71,556
3-Month LIBOR, 1.45%	Quarterly	0.88	Semi-Annual	03/02/21	(a)	03/02/23	USD	6,665	71,726	79	71,647
3-Month LIBOR, 1.45%	Quarterly	0.90	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,350	37,556	40	37,516
3-Month LIBOR, 1.45%	Quarterly	0.98	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,360	42,697	40	42,657
3-Month LIBOR, 1.45%	Quarterly	0.99	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,360	43,267	40	43,227
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.47)	Monthly	03/04/21	(a)	03/04/23	EUR	2,970	(11,221)	40	(11,261)
(0.17)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,815	(35,134)	155	(35,289)
(0.18)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,815	(33,493)	155	(33,648)
(0.18)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,800	(32,133)	154	(32,287)
(0.30)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	07/26/21	(a)	07/25/23	EUR	12,900	5,856	202	5,654
(0.29)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	07/26/21	(a)	07/26/23	EUR	14,350	3,343	226	3,117
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.45)	Monthly	08/11/21	(a)	08/11/23	EUR	1,730	(6,865)	27	(6,892)
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.58)	Monthly	08/17/21	(a)	08/17/23	EUR	1,760	(11,874)	28	(11,902)
1.61	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	11/01/21	(a)	11/01/23	USD	3,260	(77,422)	38	(77,460)
(0.17)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	12/13/21	(a)	12/13/23	EUR	5,190	(9,705)	81	(9,786)
(0.12)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	12/27/21	(a)	12/27/23	EUR	770	(2,278)	12	(2,290)
(0.05)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	01/03/22	(a)	01/03/24	EUR	2,735	(12,012)	43	(12,055)
(0.06)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	01/03/22	(a)	01/03/24	EUR	2,735	(11,613)	43	(11,656)
1.79	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		06/20/24	USD	2,510	(152,232)	28	(152,260)
1.80	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		10/10/24	USD	1,280	(81,329)	15	(81,344)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
(0.17)%	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		11/11/24	EUR	1,160	$(5,410)	$17	$(5,427)
(0.22)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		11/21/24	EUR	3,890	(8,558)	57	(8,615)
3-Month LIBOR, 1.45%	Quarterly	3.09	Semi-Annual	N/A		11/29/24	USD	18,950	2,446,167	233	2,445,934
6-Month EURIBOR, (0.29)%	Semi-Annual	(0.23)	Monthly	N/A		12/02/24	EUR	6,710	11,278	106	11,172
2.95	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/05/24	USD	1,429	(175,933)	18	(175,951)
2.86	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/13/24	USD	4,520	(542,003)	56	(542,059)
1.87	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		12/16/24	USD	3,180	(225,969)	39	(226,008)
2.57	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		01/06/25	USD	3,810	(378,202)	47	(378,249)
2.56	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		01/06/25	USD	3,810	(377,538)	47	(377,585)
3-Month LIBOR, 1.45%	Quarterly	2.52	Semi-Annual	N/A		02/28/25	USD	9,630	951,867	127	951,740
(0.18)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		03/18/25	EUR	270	(1,025)	5	(1,030)
2.16	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		03/31/25	USD	780	(63,918)	10	(63,928)
2.35	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	04/27/20	(a)	04/27/25	USD	5,870	(539,413)	77	(539,490)
3-Month LIBOR, 1.45%	Quarterly	0.76	Semi-Annual	09/08/20	(a)	09/08/25	USD	1,334	17,530	18	17,512
0.82	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	09/08/20	(a)	09/08/25	USD	2,570	(41,440)	34	(41,474)
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.37	Semi-Annual	N/A		01/29/28	JPY	181,730	52,279	22	52,257
6-Month JPY LIBOR, (0.01)%	Semi-Annual	0.36	Semi-Annual	N/A		07/31/28	JPY	113,000	33,457	15	33,442
0.19	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		01/04/29	JPY	100,000	(16,296)	14	(16,310)
1.37	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		02/20/29	EUR	1,970	(287,991)	41	(288,032)
1.38	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		02/22/29	EUR	590	(86,770)	12	(86,782)
6-Month EURIBOR, (0.29)%	Semi-Annual	0.56	Monthly	N/A		03/12/29	EUR	1,640	105,651	29	105,622
6-Month EURIBOR, (0.29)%	Semi-Annual	0.06	Monthly	N/A		07/26/29	EUR	930	12,152	17	12,135
0.19	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	N/A		01/16/30	EUR	2,280	(57,293)	470	(57,763)
3-Month LIBOR, 1.45%	Quarterly	1.51	Semi-Annual	N/A		02/20/30	USD	685	52,586	11	52,575
3-Month LIBOR, 1.45%	Quarterly	1.48	Semi-Annual	N/A		02/24/30	USD	685	51,036	11	51,025
3-Month LIBOR, 1.45%	Quarterly	1.39	Semi-Annual	N/A		02/25/30	USD	308	20,128	5	20,123
3-Month LIBOR, 1.45%	Quarterly	1.40	Semi-Annual	N/A		02/25/30	USD	688	45,273	11	45,262

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 1.45%	Quarterly	1.43%	Semi-Annual	N/A		02/25/30	USD	1,375	$95,550	$22	$95,528
3-Month LIBOR, 1.45%	Quarterly	1.32	Semi-Annual	N/A		02/26/30	USD	1,375	80,387	22	80,365
3-Month LIBOR, 1.45%	Quarterly	1.26	Semi-Annual	N/A		02/27/30	USD	693	36,698	11	36,687
1.31	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		02/27/30	USD	2,770	(160,279)	44	(160,323)
3-Month LIBOR, 1.45%	Quarterly	1.32	Semi-Annual	N/A		02/27/30	USD	2,430	141,204	39	141,165
3-Month LIBOR, 1.45%	Quarterly	1.24	Semi-Annual	N/A		03/02/30	USD	1,390	70,698	22	70,676
3-Month LIBOR, 1.45%	Quarterly	0.56	Semi-Annual	N/A		03/11/30	USD	65	(869)	1	(870)
0.97	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		03/23/30	USD	288	(7,472)	5	(7,477)
1.02	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	N/A		03/23/30	USD	1,150	(35,383)	18	(35,401)
3-Month LIBOR, 1.45%	Quarterly	0.71	Semi-Annual	N/A		03/25/30	USD	1,130	185	18	167
3-Month LIBOR, 1.45%	Quarterly	0.76	Semi-Annual	N/A		03/27/30	USD	565	2,703	9	2,694
3-Month LIBOR, 1.45%	Quarterly	0.77	Semi-Annual	12/31/99	(a)	03/27/30	USD	565	3,564	9	3,555
3-Month LIBOR, 1.45%	Quarterly	0.73	Semi-Annual	04/15/20	(a)	04/15/30	USD	1,570	3,112	25	3,087
3-Month LIBOR, 1.45%	Quarterly	1.57	Semi-Annual	04/29/20	(a)	04/29/30	USD	1,550	130,993	25	130,968
1.76	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	07/09/20	(a)	07/09/30	USD	400	(41,504)	6	(41,510)
1.32	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	08/27/20	(a)	08/27/30	USD	4,310	(254,943)	69	(255,012)
3-Month LIBOR, 1.45%	Quarterly	1.02	Semi-Annual	09/08/20	(a)	09/08/30	USD	1,885	56,545	30	56,515
3-Month LIBOR, 1.45%	Quarterly	1.76	Semi-Annual	01/11/21	(a)	01/11/31	USD	760	76,204	12	76,192
3-Month LIBOR, 1.45%	Quarterly	2.45	Semi-Annual	05/18/21	(a)	05/18/31	USD	860	141,712	13	141,699
3-Month LIBOR, 1.45%	Quarterly	2.10	Semi-Annual	06/22/21	(a)	06/22/31	USD	430	56,030	7	56,023
0.52	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	11/30/21	(a)	11/30/31	JPY	95,000	(40,749)	16	(40,765)
1.11	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	03/08/22	(a)	03/08/32	USD	1,270	(35,906)	20	(35,926)
0.36	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		02/04/34	JPY	30,720	(11,129)	4	(11,133)
0.34	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		02/08/34	JPY	50,250	(16,966)	8	(16,974)
0.34	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		03/14/34	JPY	24,760	(8,426)	4	(8,430)
2.33	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	06/24/24	(a)	06/24/34	USD	310	(41,027)	5	(41,032)
1.65	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	08/22/24	(a)	08/22/34	USD	1,355	(90,182)	21	(90,203)
1.98	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	10/23/24	(a)	10/23/34	USD	660	(64,415)	10	(64,425)
1.98	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	10/23/24	(a)	10/23/34	USD	660	(64,762)	10	(64,772)
3-Month LIBOR, 1.45%	Quarterly	3.18	Semi-Annual	05/09/28	(a)	05/09/38	USD	1,590	319,042	24	319,018
3.08	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	06/29/28	(a)	06/29/38	USD	230	(43,970)	3	(43,973)
0.66	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		12/06/38	JPY	40,000	(37,966)	8	(37,974)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.62%	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		12/14/38	JPY	25,000	$(21,913)	$5	$(21,918)
0.41	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		04/03/39	JPY	26,190	(13,748)	5	(13,753)
2.82	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	04/04/29	(a)	04/04/39	USD	3,000	(497,586)	46	(497,632)
0.33	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	12/31/99	(a)	06/10/39	JPY	27,540	(10,286)	6	(10,292)
0.30	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		06/17/39	JPY	25,860	(8,046)	5	(8,051)
0.17	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	N/A		08/08/39	JPY	22,870	(1,719)	5	(1,724)
1.01	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	04/02/30	(a)	04/02/40	USD	4,100	1,435	66	1,369
0.72	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	03/21/24	(a)	03/21/44	JPY	19,000	(18,342)	4	(18,346)
0.20	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	08/28/24	(a)	08/28/44	JPY	12,720	(39)	3	(42)
0.37	Semi-Annual	6-Month JPY LIBOR, (0.01)%	Semi-Annual	01/30/25	(a)	01/30/45	JPY	20,250	(6,191)	5	(6,196)
3.02	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(69,268)	6	(69,274)
2.38	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	07/05/39	(a)	07/05/49	USD	620	(73,191)	10	(73,201)
1.78	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	08/16/39	(a)	08/16/49	USD	500	(33,614)	8	(33,622)
1.71	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	08/16/39	(a)	08/16/49	USD	600	(36,487)	9	(36,496)
1.67	Semi-Annual	6-Month LIBOR, 1.18%	Quarterly	08/17/39	(a)	08/17/49	USD	460	(26,302)	7	(26,309)
1.25	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	12/31/99	(a)	03/06/50	USD	460	(43,752)	11	(43,763)
3-Month LIBOR, 1.45%	Quarterly	1.25	Semi-Annual	09/08/20	(a)	09/08/50	USD	441	42,348	10	42,338
3-Month LIBOR, 1.45%	Quarterly	1.93	Semi-Annual	12/01/26	(a)	12/01/56	USD	110	28,156	2	28,154

									$2,013,361	$9,956	$2,003,405

(a)	Forward swap.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/24	EUR	20	$(178)	$(2,582)	$2,404
Altice Finco SA	5.00	Quarterly	Credit Suisse International	12/20/24	EUR	20	(178)	(2,134)	1,956

							$(356)	$(4,716)	$4,360

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	$(6,088)	$(3,661)	$(2,427)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	48	(42,000)	69	(42,069)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	208	(181,999)	1,523	(183,522)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	(2,797)	(127)	(2,670)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	20	(5,594)	0.00	(5,594)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B-	EUR	10	(2,797)	588	(3,385)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	B	EUR	30	(1,850)	(2,700)	850
CMBX.NA.8	3.00	Annual	Barclays Bank PLC	10/17/57	BB+	USD	5,000	(1,195,006)	(501,631)	(693,375)
CMBX.NA.8	3.00	Annual	Credit Suisse International	10/17/57	N/R	USD	2,500	(597,503)	(248,102)	(349,401)
CMBX.NA.8	3.00	Annual	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550	(1,326,456)	(731,247)	(595,209)
CMBX.NA.9	3.00	Annual	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	9,450	(2,404,025)	(1,152,161)	(1,251,864)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	N/R	USD	5,000	(1,271,971)	(537,135)	(734,836)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	N/R	USD	5,000	(1,271,971)	(537,135)	(734,836)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	N/R	USD	5,000	(1,271,971)	(531,269)	(740,702)
CMBX.NA.9	3.00	Annual	Credit Suisse International	09/17/58	N/R	USD	5,000	(1,271,971)	(537,083)	(734,888)

								$(10,853,999)	$(4,780,071)	$(6,073,928)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$43,786,775	$115,434	$43,902,209
Corporate Bonds(a)	—	476,447,536	8,715,982	485,163,518
Floating Rate Loan Interests(a)	—	10,776,721	5,311,468	16,088,189
Foreign Agency Obligations(a)	—	22,425,770	—	22,425,770
Municipal Bonds(a)	—	25,482,147	—	25,482,147
Non-Agency Mortgage-Backed Securities	—	33,361,047	—	33,361,047
Preferred Securities(a)	6,458,055	67,258,481	—	73,716,536
U.S. Government Sponsored Agency Securities	—	158,822,326	—	158,822,326
U.S. Treasury Obligations	—	215,438,804	—	215,438,804
Short-Term Securities:
Money Market Funds	44,447,068	—	—	44,447,068
Options Purchased:
Interest rate contracts	454,022	7,003,521	—	7,457,543
Liabilities:
Investments:
TBA Sale Commitments	—	(39,212,151)	—	(39,212,151)

	$51,359,145	$1,021,590,977	$14,142,884	$1,087,093,006

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$5,209	$—	$5,209
Foreign currency contracts	—	963,703	—	963,703
Interest rate contracts	6,318,492	8,527,657	—	14,846,149
Liabilities:
Credit contracts	—	(6,085,257)	—	(6,085,257)
Foreign currency contracts	—	(505,379)	—	(505,379)
Interest rate contracts	(1,735,281)	(16,327,328)	—	(18,062,609)

	$4,583,211	$(13,421,395)	$—	$(8,838,184)

(a)	See above Schedule of Investments for values in each industry, sector, state or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $274,013,674 are categorized within as Level 2 the disclosure hierarchy.

A reconciliation of Level 3 Investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of December 31, 2019	$1,640,060	$8,618,085	$845,594	$11,103,739
Transfers into Level 3	—	—	4,181,349	4,181,349
Transfers out of Level 3	(1,500,000)	—	—	(1,500,000)
Accrued discounts/premiums	(36,315)	—	962	(35,353)
Net realized gain (loss)	—	—	(14,185)	(14,185)
Net change in unrealized appreciation (depreciation)(a)	11,689	138,117	(584,967)	(435,161)
Purchases	—	—	2,639,403	2,639,403
Sales	—	(40,220)	(1,756,688)	(1,796,908)

Closing balance, as of March 31, 2020	$115,434	$8,715,982	$5,311,468	$14,142,884

Net change in unrealized appreciation (depreciation) on investments still held at of March 31, 2020(a)	$11,689	$138,117	$(584,967)	$(435,161)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $ 5,426,902. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approch	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of of Unobservable Inputs Based on Fair Value
Assets:
Corporate Bonds	$8,715,982	Income	Credit Spread	170 - 535	365

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.